UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.2%
Diversified Financial Services - 4.2%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,033,207
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	3,006,507
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,531,318
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	761,670
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,291,505
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.45% due 03/11/2039(1)	3,870,000	4,310,243
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(1)	4,700,000	5,139,314
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,058,201
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,500,000	5,061,348
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	3,054,723	3,277,754
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/2015	1,440,000	1,445,643
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,544,152
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2 1.50% due 01/16/2046*	415,000	417,822
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A3 2.29% due 01/15/2048*	615,000	626,747
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	5,108,444
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,505,000	2,524,837
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,650,000	5,038,289

Total Asset Backed Securities
(cost $48,219,148)		51,177,001

U.S. CORPORATE BONDS & NOTES - 11.5%

Airlines - 0.2%

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,211,666	2,609,766

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,131,208

Banks-Super Regional - 0.5%

US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	559,316
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,876,215

		6,435,531

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,611,999

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	201,324

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,653,330
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	5,081,112
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,307,949
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,573,990
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	381,114
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,713,468
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,519,688
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,292,792

JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,239,679
Morgan Stanley Notes 5.45% due 01/09/2017	5,300,000	5,932,444

		33,695,566

Diversified Financial Services - 1.1%

General Electric Capital Corp. Senior Notes 4.38% due 09/16/2020	6,000,000	6,700,464
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,364,470

		13,064,934

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,104,162

Finance-Other Services - 0.5%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,321,963

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,353,730

Insurance-Multi-line - 0.5%

MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,300,255
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,151,731

		5,451,986

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,500,000	3,109,245

Medical-Drugs - 0.3%

Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	3,138,072

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	405,188
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	796,622

		1,201,810

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp. Senior Notes 2.85% due 03/15/2023	135,000	136,040

Multimedia - 0.4%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,607,846
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,872,927

		4,480,773

Retail-Discount - 0.5%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,515,000

Schools - 1.0%

President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,758,190
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,954,750

		12,712,940

Special Purpose Entity - 0.3%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	3,043,750	4,139,630

Telecom Services - 0.0%

BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	430,000	504,400

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 6.45% due 06/15/2034	3,040,000	3,725,557
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	950,000	1,204,178
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	4,865,000	5,751,024
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	1,830,000	1,901,672
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/2041	660,000	653,859

		13,236,290

Transport-Services - 0.9%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,760,682	3,368,032

United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,932,970

		10,301,002

Total U.S. Corporate Bonds & Notes
(cost $122,783,858)		139,457,371

FOREIGN CORPORATE BONDS & NOTES - 3.6%
Banks-Commercial - 1.4%

Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,566,534
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,647,839
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,722,667
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,654,672
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,489,954

		17,081,666

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	622,713
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	488,483

		1,111,196

Diversified Banking Institutions - 0.4%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,248,077
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	3,200,000	4,058,083

		5,306,160

Diversified Manufacturing Operations - 0.5%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,457,469

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,569,898

Finance-Investment Banker/Broker - 0.3%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,320,285

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,603,489

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,274,939
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,170,880
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	3,042,294

		7,488,113

Total Foreign Corporate Bonds & Notes
(cost $39,571,106)		43,938,276

FOREIGN GOVERNMENT AGENCIES - 0.6%
Electric-Distribution - 0.4%

Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	4,283,007

Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,743,635

Total Foreign Government Agencies
(cost $5,617,125)		7,026,642

MUNICIPAL BONDS & NOTES - 2.9%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,535,000	5,582,766
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,276,768
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,786,454
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	2,500,000	2,552,225
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,626,007
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,686,170
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	2,800,000	3,285,044

San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,151,403
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,320,958
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,098,800
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,635,300
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,243,708

Total Municipal Bonds & Notes
(cost $29,017,544)		35,245,603

U.S. GOVERNMENT AGENCIES - 46.1%
Federal Home Loan Bank - 1.1%

5.13% due 08/14/2013	13,000,000	13,245,349

Federal Home Loan Mtg. Corp. - 19.7%

2.50% due April TBA	6,000,000	6,211,875
3.00% due April TBA	6,900,000	7,230,985
3.50% due April TBA	39,100,000	41,152,731
4.00% due 09/01/2026	2,749,692	2,925,818
4.00% due 12/01/2040	14,243,255	15,139,541
4.50% due 02/01/2039	10,789,717	11,616,359
4.50% due 03/01/2039	2,695,058	2,883,179
4.50% due April TBA	2,100,000	2,246,344
5.00% due 12/01/2026	384,422	417,081
5.00% due 02/01/2028	218,825	235,474
5.00% due 01/01/2030	40,585	43,893
5.00% due 02/01/2030	11,274,991	12,127,193
5.00% due 06/01/2033	44,744	48,391
5.00% due 11/01/2033	1,317,520	1,430,278
5.00% due 06/01/2034	47,786	51,637
5.00% due 11/01/2034	62,715	67,654
5.00% due 07/01/2035	630,871	686,819
5.00% due 11/01/2035	27,646	30,754
5.00% due 12/01/2035	124,221	134,076
5.00% due 06/01/2036	523,878	565,440
5.00% due 07/01/2036	62,549	67,335
5.00% due 01/01/2037	516,385	557,352
5.00% due 03/01/2037	568,114	611,054
5.00% due 06/01/2037	44,364	47,717
5.00% due 07/01/2037	77,165	82,997
5.00% due 01/01/2038	994,909	1,070,107
5.00% due 02/01/2038	2,229,317	2,406,176
5.00% due 03/01/2038	45,088,901	48,574,973
5.00% due 05/01/2038	118,257	127,195
5.00% due 06/01/2038	97,730	105,117
5.00% due 09/01/2038	2,931	3,152
5.00% due 02/01/2039	22,518	24,220
5.00% due 10/01/2039	36,402	39,153
5.00% due 02/01/2040	126,926	136,519
5.00% due 04/01/2040	599,241	650,152
5.00% due 06/01/2040	3,272,093	3,550,085
5.00% due 07/01/2040	25,109	27,242
5.00% due 08/01/2040	4,245,263	4,605,038
5.00% due 04/01/2041	31,404	34,111
5.00% due 05/01/2041	3,025,061	3,285,847
5.00% due 06/01/2041	587,596	637,763
5.00% due 07/01/2041	12,373,478	13,524,470
5.50% due 03/01/2023	51,429	55,700
5.50% due 03/01/2027	152,674	165,877
5.50% due 04/01/2027	102,554	111,424
5.50% due 05/01/2027	767,993	834,411
5.50% due 11/01/2027	232,910	253,052
5.50% due 06/01/2028	153,635	166,826
5.50% due 02/01/2034	366,415	400,507
5.50% due 06/01/2035	33,188	36,151
5.50% due 12/01/2035	280,402	305,440
5.50% due 07/01/2036	160,248	174,007
5.50% due 10/01/2036	158,281	171,871
5.50% due 12/01/2036	8,107	8,803
5.50% due 12/01/2037	304,947	330,271
5.50% due 01/01/2038	5,909,684	6,400,450
5.50% due 02/01/2038	7,460,900	8,080,485
5.50% due 03/01/2038	940,868	1,021,648
5.50% due 04/01/2038	517,244	560,198
5.50% due 05/01/2038	316,571	342,959
5.50% due 06/01/2038	250,564	271,372
5.50% due 08/01/2038	2,562,036	2,782,005
5.50% due 11/01/2038	453,815	491,502
5.50% due 03/01/2039	694,035	751,670
5.50% due 12/01/2039	1,532,570	1,659,841
5.50% due 01/01/2040	839,308	909,007
5.50% due 05/01/2040	241,084	261,104
5.50% due 08/01/2040	24,027,386	26,022,723
6.00% due 12/01/2039	387,946	423,744
7.50% due 05/01/2027	2,996	3,595

		238,409,940

Federal National Mtg. Assoc. - 11.0%

2.50% due April TBA	5,050,000	5,238,586
3.00% due 05/01/2027	1,392,039	1,465,904
3.00% due 06/01/2027	778,996	823,495
3.00% due 08/01/2027	563,395	595,579
3.00% due April TBA	2,900,000	3,048,965
3.50% due April TBA	23,450,000	24,772,906
3.88% due 07/12/2013	6,800,000	6,873,807
4.00% due 09/01/2026	15,691,852	16,799,254
4.50% due 11/01/2026	2,625,523	2,831,348
4.50% due 01/01/2027	4,183,782	4,501,958
4.50% due 10/01/2031	13,129,817	14,303,071
4.50% due April TBA	12,500,000	13,466,798
5.00% due April TBA	8,800,000	9,532,875
5.50% due 03/01/2038	4,887,057	5,330,507
5.50% due 06/01/2038	187,072	204,047
5.50% due 08/01/2038	174,042	189,834
5.50% due 09/01/2039	104,848	114,712
5.50% due 05/01/2040	32,801	36,187
5.50% due 06/01/2040	33,750	37,234
5.50% due April TBA	20,300,000	22,139,688
6.50% due 02/01/2038	387,833	434,967

6.50% due 10/01/2039	474,688	532,416

		133,274,138

Government National Mtg. Assoc. - 12.3%

3.50% due April TBA	18,100,000	19,468,812
4.00% due April TBA	48,800,000	53,186,281
4.50% due 05/15/2040	2,756,926	3,024,951
4.50% due 06/15/2040	4,163,957	4,581,701
4.50% due 07/15/2040	5,278,629	5,800,044
4.50% due 05/15/2042	544,449	595,338
4.50% due April TBA	8,600,000	9,402,218
5.00% due 07/15/2033	3,448,086	3,784,921
5.00% due 10/15/2033	247,461	271,684
5.00% due 11/15/2033	157,818	173,233
5.00% due 12/15/2033	62,524	69,105
5.00% due 01/15/2034	352,196	391,280
5.00% due 02/15/2034	202,357	222,121
5.00% due 03/15/2034	11,571	12,852
5.00% due 05/15/2034	19,340	21,713
5.00% due 09/15/2035	238,470	265,796
5.00% due 11/15/2035	25,236	27,859
5.00% due 12/15/2035	57,342	62,657
5.00% due 02/15/2036	40,926	44,617
5.00% due 03/15/2036	40,897	45,141
5.00% due 05/15/2036	22,141	24,245
5.00% due 09/15/2036	14,276	15,564
5.00% due 10/15/2037	21,448	23,329
5.00% due 04/15/2038	6,020	6,548
5.00% due 05/15/2038	39,094	43,011
5.00% due 06/15/2038	16,385	17,822
5.00% due 07/15/2038	688,136	748,476
5.00% due 08/15/2038	912,987	1,000,677
5.00% due 09/15/2038	1,389,458	1,513,425
5.00% due 06/15/2039	2,597,079	2,834,549
5.00% due 08/15/2039	268,700	293,269
5.00% due 09/15/2039	202,982	221,542
5.00% due 10/15/2039	69,741	76,118
5.00% due 04/15/2040	85,868	94,176
5.00% due 04/15/2041	1,075,072	1,173,373
5.50% due 10/15/2032	9,577	10,562
5.50% due 11/15/2032	4,142	4,544
5.50% due 02/15/2033	211,310	233,843
5.50% due 03/15/2033	82,874	90,986
5.50% due 05/15/2033	166,008	182,977
5.50% due 06/15/2033	192,911	212,533
5.50% due 07/15/2033	26,917	29,669
5.50% due 08/15/2033	38,258	42,169
5.50% due 09/15/2033	15,404	16,978
5.50% due 11/15/2033	418,498	461,289
5.50% due 01/15/2034	436,380	480,304
5.50% due 02/15/2034	189,982	209,137
5.50% due 03/15/2034	2,097,365	2,308,478
5.50% due 04/15/2034	71,960	80,024
5.50% due 05/15/2034	110,539	123,826
5.50% due 06/15/2034	53,853	59,274
5.50% due 07/15/2034	63,560	69,958
5.50% due 08/15/2034	54,421	59,915
5.50% due 09/15/2034	632,497	696,556
5.50% due 10/15/2034	512,051	564,392
5.50% due 04/15/2036	62,030	69,668
6.00% due 03/15/2028	9,378	10,717
6.00% due 06/15/2028	17,728	20,088
6.00% due 08/15/2028	58,276	66,032
6.00% due 09/15/2028	75,901	86,739
6.00% due 10/15/2028	14,528	16,603
6.00% due 11/15/2028	13,672	15,492
6.00% due 12/15/2028	110,281	124,801
6.00% due 03/15/2029	1,594	1,803
6.00% due 04/15/2029	5,169	5,836
6.00% due 01/15/2032	22,731	25,849
6.00% due 02/15/2032	964	1,094
6.00% due 07/15/2032	13,227	15,117
6.00% due 09/15/2032	22,149	25,235
6.00% due 10/15/2032	418,773	476,728
6.00% due 11/15/2032	29,273	33,343
6.00% due 01/15/2033	4,373	4,983
6.00% due 02/15/2033	51,950	59,259
6.00% due 03/15/2033	66,577	75,834
6.00% due 04/15/2033	103,079	117,217
6.00% due 05/15/2033	137,746	156,896
6.00% due 12/15/2033	56,711	64,489
6.00% due 08/15/2034	9,173	10,370
6.00% due 09/15/2034	116,222	131,364
6.00% due 10/15/2034	111,895	126,508
6.00% due April TBA	23,000,000	25,878,593
6.50% due 05/15/2013	342	347
6.50% due 01/15/2014	6,199	6,435
6.50% due 02/15/2014	235	244
6.50% due 03/15/2014	12,403	12,875
6.50% due 04/15/2014	4,024	4,177
6.50% due 05/15/2014	12,712	13,196
6.50% due 06/15/2014	670	692
6.50% due 07/15/2014	509	528
6.50% due 08/15/2014	311	323
6.50% due 05/15/2023	7,739	8,875
6.50% due 06/15/2023	8,604	9,867
6.50% due 07/15/2023	49,700	56,995
6.50% due 08/15/2023	6,800	7,799
6.50% due 10/15/2023	26,787	30,719
6.50% due 11/15/2023	46,196	52,714
6.50% due 12/15/2023	123,007	136,355
6.50% due 03/15/2026	10,163	11,831
6.50% due 02/15/2027	3,435	3,931
6.50% due 12/15/2027	3,264	3,815
6.50% due 01/15/2028	30,026	34,688
6.50% due 02/15/2028	14,981	17,250
6.50% due 03/15/2028	70,447	81,677
6.50% due 04/15/2028	30,956	35,333
6.50% due 05/15/2028	116,944	134,400
6.50% due 06/15/2028	151,080	175,186
6.50% due 07/15/2028	153,798	175,233
6.50% due 08/15/2028	92,523	106,534
6.50% due 09/15/2028	118,907	137,149
6.50% due 10/15/2028	152,958	169,497
6.50% due 11/15/2028	108,712	126,294
6.50% due 12/15/2028	119,762	139,093
6.50% due 01/15/2029	3,840	4,307
6.50% due 02/15/2029	29,016	33,295

6.50% due 03/15/2029	34,335	39,627
6.50% due 04/15/2029	23,671	27,128
6.50% due 05/15/2029	102,059	120,054
6.50% due 06/15/2029	30,075	35,379
6.50% due 03/15/2031	6,831	7,879
6.50% due 04/15/2031	1,855	2,119
6.50% due 05/15/2031	127,865	147,830
6.50% due 06/15/2031	77,073	89,447
6.50% due 07/15/2031	209,100	242,552
6.50% due 08/15/2031	44,961	51,410
6.50% due 09/15/2031	174,328	203,596
6.50% due 10/15/2031	128,082	150,130
6.50% due 11/15/2031	63,528	73,683
6.50% due 01/15/2032	254,213	291,711
6.50% due 02/15/2032	80,499	92,362
6.50% due 03/15/2032	1,941	2,300
6.50% due 04/15/2032	49,056	58,128
6.50% due 05/15/2032	201,940	239,201
7.00% due 11/15/2031	69,554	83,199
7.00% due 03/15/2032	42,753	50,254
7.00% due 01/15/2033	55,420	67,998
7.00% due 05/15/2033	149,118	182,488
7.00% due 07/15/2033	114,767	139,454
7.00% due 11/15/2033	145,679	178,589
8.00% due 10/15/2029	461	468
8.00% due 11/15/2029	9,189	9,578
8.00% due 12/15/2029	11,553	12,428
8.00% due 01/15/2030	20,453	22,306
8.00% due 03/15/2030	144	146
8.00% due 04/15/2030	36,491	38,122
8.00% due 06/15/2030	1,783	1,865
8.00% due 08/15/2030	8,529	9,460
8.00% due 09/15/2030	25,546	26,695
8.00% due 11/15/2030	5,809	6,740
8.00% due 12/15/2030	5,281	5,872
8.00% due 02/15/2031	42,313	47,605
8.00% due 03/15/2031	13,146	13,460
10.00% due 06/20/2014	265	266
10.00% due 07/20/2014	628	630
10.00% due 04/20/2016	3,420	3,708
10.00% due 05/20/2016	2,046	2,231
10.00% due 08/20/2016	1,156	1,271
10.00% due 01/20/2017	2,987	3,296
10.00% due 02/20/2017	2,747	2,760
10.00% due 03/20/2017	3,410	3,714
13.50% due 09/20/2014	304	318
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	160,563	184,714
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	688,740	793,417
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	251,822	290,952

		148,886,714

Regional Authority - 0.8%

U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/2013	10,000,000	10,166,620

Sovereign Agency - 1.2%

Financing Corp. STRIPS
Series 12 zero coupon due 12/06/2013	2,050,000	2,041,019
Series 13 zero coupon due 12/27/2013	1,630,000	1,622,104
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,223,863
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,414,259

		14,301,245

Total U.S. Government Agencies
(cost $550,083,838)		558,284,006

U.S. GOVERNMENT TREASURIES - 38.7%
United States Treasury Bonds - 4.5%

2.75% due 11/15/2042	37,400,000	34,665,125
4.25% due 05/15/2039	15,700,000	19,293,824

		53,958,949

United States Treasury Notes - 34.2%

0.13% due 12/31/2014	13,500,000	13,476,794
0.25% due 04/30/2014	1,100,000	1,100,816
0.25% due 06/30/2014	5,000,000	5,003,515
0.25% due 09/30/2014	49,650,000	49,675,222
0.25% due 10/31/2014	50,560,000	50,581,741
0.25% due 11/30/2014	32,810,000	32,822,829
0.63% due 05/31/2017	19,000,000	19,023,750
0.63% due 08/31/2017	4,000,000	3,995,936
1.00% due 09/30/2016	6,500,000	6,621,368
1.00% due 03/31/2017	20,000,000	20,348,440
1.25% due 10/31/2015	21,000,000	21,500,388
1.63% due 08/15/2022	58,500,000	57,745,876
1.75% due 05/31/2016	20,000,000	20,850,000
1.88% due 02/28/2014	16,000,000	16,249,376
2.00% due 11/15/2021	20,075,000	20,702,344
2.13% due 12/31/2015	42,000,000	44,050,776
2.38% due 02/28/2015	25,000,000	26,012,700
3.13% due 04/30/2017	4,500,000	4,961,601

		414,723,472

Total U.S. Government Treasuries
(cost $458,833,285)		468,682,421

Total Long-Term Investment Securities
(cost $1,254,125,904)		1,303,811,320

REPURCHASE AGREEMENTS - 9.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	19,035,000	19,035,000

Barclays Capital PLC Joint Repurchase Agreement(3)	31,750,000	31,750,000
BNP Paribas SA Joint Repurchase Agreement(3)	19,035,000	19,035,000
Deutsche Bank AG Joint Repurchase Agreement(3)	3,805,000	3,805,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	25,385,000	25,385,000
UBS Securities LLC Joint Repurchase Agreement(3)	21,555,000	21,555,000

Total Repurchase Agreements
(cost $120,565,000)		120,565,000

TOTAL INVESTMENTS
(cost $1,374,690,904)(4)	117.5%	1,424,376,320
Liabilities in excess of other assets	(17.5)	(211,786,252)

NET ASSETS	100.0%	$1,212,590,068

FORWARD SALES CONTRACTS - (10.8)%
U.S. Government Agencies - (10.8)%
Federal Home Loan Mtg. Corp. - (10.8)%

4.00% due April TBA	(3,000,000)	(3,188,438)
5.00% due April TBA	(74,000,000)	(79,584,691)
5.50% due April TBA	(45,000,000)	(48,731,837)

Total Forward Sales Contracts
(cost $131,452,734)		$(131,504,966)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $49,411,794 representing 4.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

REMIC  - Real Estate Mortgage Investment Conduit

STRIPS  - Separate trading of registered interest and principal of securities.

TBA  - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS -	Variable Rate Securities

The rates shown on VRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$51,177,001	$—	$51,177,001
U.S. Corporate Bonds & Notes	—	139,457,371	—	139,457,371
Foreign Corporate Bonds & Notes	—	43,938,276	—	43,938,276
Foreign Government Agencies	—	7,026,642	—	7,026,642
Municipal Bonds & Notes	—	35,245,603	—	35,245,603
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	238,409,940	—	238,409,940
Federal National Mtg. Assoc.	—	133,274,138	—	133,274,138
Government National Mtg. Assoc.	—	148,886,714	—	148,886,714
Other U.S. Government Agencies*	—	37,713,214	—	37,713,214
U.S. Government Treasuries:
United States Treasury Bonds	—	53,958,949	—	53,958,949
United States Treasury Notes	—	414,723,472	—	414,723,472
Repurchase Agreements	—	120,565,000	—	120,565,000

Total	$—	$1,424,376,320	$—	$1,424,376,320

Liabilities
Forward Sales Contracts:
Federal Home Loan Mtg. Corp.	$—	$131,504,966	$—	$131,504,966

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 62.6%
Advanced Materials - 0.0%

Hexcel Corp.†	715	$20,742

Advertising Agencies - 0.0%

Omnicom Group, Inc.	404	23,796

Advertising Services - 0.3%

Aimia, Inc.	51,000	774,690

Aerospace/Defense - 1.1%

Boeing Co.	8,061	692,037
Lockheed Martin Corp.	8,235	794,842
Northrop Grumman Corp.	2,264	158,820
Raytheon Co.	10,692	628,583
Rockwell Collins, Inc.	295	18,620
Teledyne Technologies, Inc.†	2,475	194,139

		2,487,041

Aerospace/Defense-Equipment - 0.1%

Astronics Corp.†	197	5,875
B/E Aerospace, Inc.†	257	15,495
HEICO Corp.	435	18,883
Kaman Corp.	241	8,548
United Technologies Corp.	814	76,052

		124,853

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	144,708	454,383
Monsanto Co.	507	53,555
Rentech, Inc.	2,735	6,427

		514,365

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	3,663	123,553

Airlines - 0.2%

Alaska Air Group, Inc.†	6,475	414,141
Allegiant Travel Co.	106	9,411
Cathay Pacific Airways, Ltd. ADR	8,668	73,938
Spirit Airlines, Inc.†	374	9,485
United Continental Holdings, Inc.†	637	20,390
US Airways Group, Inc.†	1,238	21,009

		548,374

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	523	9,467
Darling International, Inc.†	1,993	35,794

		45,261

Apparel Manufacturers - 0.3%

Coach, Inc.	320	15,997
Oxford Industries, Inc.	164	8,708
Ralph Lauren Corp.	82	13,883
True Religion Apparel, Inc.	260	6,789
VF Corp.	4,255	713,776

		759,153

Appliances - 0.0%

iRobot Corp.†	266	6,826

Applications Software - 0.9%

Actuate Corp.†	8,940	53,640
Citrix Systems, Inc.†	239	17,246
Intuit, Inc.	395	25,932
Microsoft Corp.	66,128	1,891,922
PTC, Inc.†	969	24,700
RealPage, Inc.†	283	5,861
Red Hat, Inc.†	275	13,904
Salesforce.com, Inc.†	159	28,434
Tangoe, Inc.†	324	4,014
Verint Systems, Inc.†	438	16,009

		2,081,662

Athletic Footwear - 0.3%

NIKE, Inc., Class B	11,351	669,823

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	9,000	195,300
Sotheby’s	212	7,931

		203,231

Audio/Video Products - 0.0%

DTS, Inc.†	280	4,656
TiVo, Inc.†	545	6,753

		11,409

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	224	8,895

Auto-Cars/Light Trucks - 0.3%

Nissan Motor Co., Ltd. ADR	30,706	589,555

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	16,282	166,708
PACCAR, Inc.	16,820	850,419

		1,017,127

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	951	9,662

Auto/Truck Parts & Equipment-Original - 0.7%

Autoliv, Inc.	10,956	757,498
BorgWarner, Inc.†	228	17,633
Delphi Automotive PLC	584	25,930
Johnson Controls, Inc.	15,033	527,207
Magna International, Inc.	4,800	281,760
Tenneco, Inc.†	483	18,987
Titan International, Inc.	319	6,725

		1,635,740

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.	228	8,484

B2B/E-Commerce - 0.0%

SPS Commerce, Inc.†	163	6,955

Banks-Commercial - 1.3%

Australia & New Zealand Banking Group, Ltd. ADR	4,776	143,137
Banco Santander SA ADR	39,367	268,089
Bank of Nova Scotia	8,774	511,261
Cass Information Systems, Inc.	179	7,525
City Holding Co.	1,703	67,762
City National Corp.	2,635	155,228
Community Trust Bancorp, Inc.	3,042	103,519
Cullen/Frost Bankers, Inc.	3,385	211,664
East West Bancorp, Inc.	6,065	155,689
First Financial Bancorp	3,019	48,455
FirstMerit Corp.	8,402	138,885
FNB Corp.	2,939	35,562
Grupo Financiero Santander Mexico SAB de CV ADR†	4,261	65,747
M&T Bank Corp.	4,519	466,180
PacWest Bancorp	3,961	115,305

Penns Woods Bancorp, Inc.	334	13,684
Sterling Bancorp	6,802	69,108
SVB Financial Group†	1,650	117,051
Texas Capital Bancshares, Inc.†	280	11,326
TrustCo Bank Corp.	7,883	43,987
Washington Trust Bancorp, Inc.	4,062	111,218

		2,860,382

Banks-Fiduciary - 0.1%

State Street Corp.	4,050	239,314

Banks-Super Regional - 1.7%

Banco Latinoamericano de Comercio Exterior SA, Class E	21,400	529,436
PNC Financial Services Group, Inc.	13,272	882,588
US Bancorp	31,102	1,055,291
Wells Fargo & Co.	40,534	1,499,353

		3,966,668

Batteries/Battery Systems - 0.0%

EnerSys, Inc.†	141	6,427

Beverages-Non-alcoholic - 0.9%

Britvic PLC	28,500	192,444
Coca Cola Hellenic Bottling Co SA ADR	2,200	58,872
Coca-Cola Co.	14,262	576,755
Dr Pepper Snapple Group, Inc.	16,077	754,815
PepsiCo, Inc.	6,858	542,537

		2,125,423

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,943	210,130

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	77	12,292

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	279	21,968

Building & Construction Products-Misc. - 0.1%

Nortek, Inc.†	88	6,280
Simpson Manufacturing Co., Inc.	5,397	165,202
Trex Co., Inc.†	173	8,508
USG Corp.†	626	16,551

		196,541

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	370	7,285
MasTec, Inc.†	470	13,701

		20,986

Building Products-Air & Heating - 0.0%

AAON, Inc.	345	9,519

Building Products-Cement - 0.0%

Eagle Materials, Inc.	352	23,454

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	5,420	156,909

Building-Heavy Construction - 0.0%

Granite Construction, Inc.	3,400	108,256

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	123	5,851

Building-Residential/Commercial - 0.0%

NVR, Inc.†	14	15,121
Ryland Group, Inc.	285	11,862

		26,983

Cable/Satellite TV - 0.1%

Comcast Corp., Class A	1,145	48,101
DIRECTV†	593	33,570
Liberty Global, Inc., Class A†	314	23,048
Time Warner Cable, Inc.	282	27,089

		131,808

Casino Hotels - 0.0%

Ameristar Casinos, Inc.	446	11,699
Las Vegas Sands Corp.	422	23,780
Wynn Resorts, Ltd.	103	12,891

		48,370

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	413	8,619
SHFL Entertainment, Inc.†	482	7,987

		16,606

Cellular Telecom - 0.4%

China Mobile, Ltd. ADR	5,350	284,246
Comverse, Inc.†	201	5,636
Vodafone Group PLC ADR	19,513	554,364

		844,246

Chemicals-Diversified - 1.0%

Akzo Nobel NV ADR	24,600	520,290
Axiall Corp.	630	39,161
Chemtura Corp.†	601	12,988
E.I. du Pont de Nemours & Co.	11,535	567,061
FMC Corp.	4,403	251,103
Huntsman Corp.	6,737	125,241
Innophos Holdings, Inc.	149	8,129
Israel Chemicals, Ltd. ADR	29,600	383,024
Olin Corp.	388	9,785
PPG Industries, Inc.	1,676	224,483
Rockwood Holdings, Inc.	1,808	118,316

		2,259,581

Chemicals-Other - 0.0%

American Vanguard Corp.	271	8,276

Chemicals-Plastics - 0.0%

PolyOne Corp.	615	15,012

Chemicals-Specialty - 0.4%

Balchem Corp.	239	10,502
Cabot Corp.	8,000	273,600
Canexus Corp.	16,479	144,274
Ecolab, Inc.	306	24,535
H.B. Fuller Co.	411	16,062
Hawkins, Inc.	136	5,433
International Flavors & Fragrances, Inc.	3,505	268,728
OMNOVA Solutions, Inc.†	806	6,182
Sigma-Aldrich Corp.	2,561	198,939
Stepan Co.	140	8,834

		957,089

Coal - 0.1%

Alliance Resource Partners LP	2,649	168,741
SunCoke Energy, Inc.†	501	8,182

		176,923

Coatings/Paint - 0.2%

RPM International, Inc.	4,061	128,246
Sherwin-Williams Co.	101	17,058
Valspar Corp.	4,400	273,900

		419,204

Commercial Services - 0.2%

Acacia Research Corp.†	427	12,883
Arbitron, Inc.	229	10,733
CoStar Group, Inc.†	192	21,016
ExlService Holdings, Inc.†	271	8,910
Healthcare Services Group, Inc.	504	12,918
HMS Holdings Corp.†	671	18,218
ServiceSource International, Inc.†	593	4,193
Standard Parking Corp.†	240	4,968
Steiner Leisure, Ltd.†	184	8,898
Team, Inc.†	176	7,228
Weight Watchers International, Inc.	10,162	427,922

		537,887

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc.	512	33,290
Cardtronics, Inc.†	339	9,309
Global Cash Access Holdings, Inc.†	822	5,795
Green Dot Corp., Class A†	306	5,113
Heartland Payment Systems, Inc.	292	9,627
Lender Processing Services, Inc.	10,131	257,935
Mastercard, Inc., Class A	97	52,490
McGraw-Hill Cos., Inc.	398	20,728
Moody’s Corp.	359	19,142
Western Union Co.	949	14,273
WEX, Inc.†	291	22,844

		450,546

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	673	21,731
Autodesk, Inc.†	4,280	176,507

		198,238

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	490	11,637

Computer Services - 0.6%

Accenture PLC, Class A	632	48,013
Cognizant Technology Solutions Corp., Class A†	347	26,584
iGATE Corp.†	367	6,903
Indra Sistemas SA ADR	46,000	270,940
International Business Machines Corp.	4,061	866,211
j2 Global, Inc.	274	10,744
LivePerson, Inc.†	419	5,690
Manhattan Associates, Inc.†	177	13,149
Syntel, Inc.	113	7,630
Unisys Corp.†	190	4,322

		1,260,186

Computer Software - 0.0%

Blackbaud, Inc.	370	10,963
Cornerstone OnDemand, Inc.†	289	9,855

		20,818

Computers - 0.7%

Apple, Inc.	3,716	1,644,813

Computers-Integrated Systems - 0.1%

3D Systems Corp.†	570	18,377
Cray, Inc.†	513	11,907
Diebold, Inc.	1,400	42,448
MTS Systems Corp.	1,281	74,490
Netscout Systems, Inc.†	310	7,617
Super Micro Computer, Inc.†	402	4,538
Teradata Corp.†	217	12,697

		172,074

Computers-Memory Devices - 0.2%

EMC Corp.†	15,901	379,875
NetApp, Inc.†	431	14,723

		394,598

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	329	13,387

Consulting Services - 0.0%

Accretive Health, Inc.†	464	4,714
Advisory Board Co.†	280	14,706
Corporate Executive Board Co.	259	15,063
Huron Consulting Group, Inc.†	219	8,830
MAXIMUS, Inc.	237	18,953

		62,266

Consumer Products-Misc. - 0.5%

Clorox Co.	1,902	168,384
Kimberly-Clark Corp.	1,584	155,200
Kimberly-Clark de Mexico SAB de CV ADR	6,702	116,414
Prestige Brands Holdings, Inc.†	397	10,199
Spectrum Brands Holdings, Inc.	176	9,960
Tupperware Brands Corp.	5,082	415,403
WD-40 Co.	3,229	176,852

		1,052,412

Containers-Metal/Glass - 0.0%

Ball Corp.	349	16,605

Containers-Paper/Plastic - 0.0%

AEP Industries, Inc.†	58	4,165
Packaging Corp. of America	2,151	96,515

		100,680

Cosmetics & Toiletries - 0.3%

Avon Products, Inc.	771	15,983
Colgate-Palmolive Co.	363	42,845
Elizabeth Arden, Inc.†	154	6,198
Estee Lauder Cos., Inc., Class A	305	19,529
Procter & Gamble Co.	6,497	500,659

		585,214

Cruise Lines - 0.2%

Carnival Corp.	12,016	412,149

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	321	26,316

Fair Isaac Corp.	253	11,559
Fidelity National Information Services, Inc.	7,893	312,721
Fiserv, Inc.†	199	17,478
Pegasystems, Inc.	174	4,886

		372,960

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	254	11,265

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	544	18,229

Diagnostic Equipment - 0.0%

Cepheid, Inc.†	484	18,571

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	2,322	52,988
OraSure Technologies, Inc.†	693	3,742
Quidel Corp.†	390	9,263

		65,993

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	1,918	227,456

Distribution/Wholesale - 0.6%

Arrow Electronics, Inc.†	6,800	276,216
Beacon Roofing Supply, Inc.†	382	14,768
Fastenal Co.	417	21,413
Genuine Parts Co.	10,208	796,224
MWI Veterinary Supply, Inc.†	109	14,416
Owens & Minor, Inc.	367	11,950
Pool Corp.	5,212	250,176
Titan Machinery, Inc.†	187	5,189
Watsco, Inc.	177	14,900
Wolseley PLC ADR	991	4,975

		1,410,227

Diversified Banking Institutions - 1.0%

BNP Paribas SA ADR	10,700	277,023
Goldman Sachs Group, Inc.	635	93,440
HSBC Holdings PLC ADR	5,300	282,702
JPMorgan Chase & Co.	32,811	1,557,210

		2,210,375

Diversified Financial Services - 0.0%

DFC Global Corp.†	313	5,208

Diversified Manufacturing Operations - 1.5%

3M Co.	3,658	388,882
AZZ, Inc.	232	11,182
Blount International, Inc.†	447	5,981
Crane Co.	5,544	309,688
EnPro Industries, Inc.†	166	8,494
General Electric Co.	23,749	549,077
Illinois Tool Works, Inc.	497	30,287
Ingersoll-Rand PLC	387	21,289
Koppers Holdings, Inc.	203	8,928
Orkla ASA ADR	86,400	700,704
Parker Hannifin Corp.	6,683	612,029
Raven Industries, Inc.	242	8,134
Siemens AG ADR	1,700	183,260
Vesuvius PLC(1)	106,300	569,511

		3,407,446

Diversified Minerals - 0.2%

AMCOL International Corp.	252	7,608
BHP Billiton, Ltd. ADR	4,805	328,806

		336,414

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	108	8,638

Drug Delivery Systems - 0.0%

Depomed, Inc.†	1,212	7,114
Nektar Therapeutics†	800	8,800

		15,914

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	1,667	444,239
Blue Nile, Inc.†	156	5,374
eBay, Inc.†	7,833	424,705
Netflix, Inc.†	73	13,827
Nutrisystem, Inc.	556	4,715

		892,860

E-Commerce/Services - 0.0%

Angie’s List, Inc.†	412	8,141
Move, Inc.†	802	9,584
OpenTable, Inc.†	175	11,021
priceline.com, Inc.†	47	32,333

		61,079

E-Marketing/Info - 0.0%

Active Network, Inc.†	644	2,698
comScore, Inc.†	472	7,920
Constant Contact, Inc.†	275	3,570
Liquidity Services, Inc.†	166	4,948
ValueClick, Inc.†	400	11,820

		30,956

E-Services/Consulting - 0.0%

Saba Software, Inc.†	671	5,334
Sapient Corp.†	1,100	13,409
Websense, Inc.†	434	6,510

		25,253

Electric Products-Misc. - 0.3%

AMETEK, Inc.	427	18,515
Emerson Electric Co.	8,508	475,342
Littelfuse, Inc.	143	9,702
Molex, Inc.	4,679	137,001

		640,560

Electric-Generation - 0.1%

APR Energy PLC ADR	24,700	313,690

Electric-Integrated - 1.5%

Alliant Energy Corp.	1,241	62,273
Duke Energy Corp.	2,946	213,850
Edison International	4,500	226,440
Great Plains Energy, Inc.	1,568	36,362
NextEra Energy, Inc.	8,120	630,762
Northeast Utilities	16,614	722,044
Pepco Holdings, Inc.	3,595	76,933
PNM Resources, Inc.	3,844	89,527

SCANA Corp.	1,278	65,383
Wisconsin Energy Corp.	15,088	647,124
Xcel Energy, Inc.	18,647	553,816

		3,324,514

Electronic Components-Misc. - 0.3%

Garmin, Ltd.	4,909	162,193
OSI Systems, Inc.†	158	9,842
Plexus Corp.†	145	3,525
TE Connectivity, Ltd.	11,200	469,616

		645,176

Electronic Components-Semiconductors - 1.3%

Altera Corp.	1,181	41,890
Avago Technologies, Ltd.	3,766	135,275
Broadcom Corp., Class A	533	18,479
Cavium, Inc.†	413	16,028
Ceva, Inc.†	341	5,320
GT Advanced Technologies, Inc.†	1,210	3,981
Intel Corp.	56,512	1,234,787
LSI Corp.†	8,341	56,552
Microchip Technology, Inc.	33,630	1,236,239
Microsemi Corp†	656	15,199
Monolithic Power Systems, Inc.	353	8,603
QLogic Corp.†	4,538	52,641
Semtech Corp.†	422	14,935
Silicon Image, Inc.†	1,226	5,958
Supertex, Inc.	3,219	71,494
Texas Instruments, Inc.	947	33,600
Volterra Semiconductor Corp.†	227	3,223

		2,954,204

Electronic Connectors - 0.0%

Amphenol Corp., Class A	263	19,633

Electronic Design Automation - 0.0%

Mentor Graphics Corp.	443	7,996

Electronic Forms - 0.2%

Adobe Systems, Inc.†	10,442	454,331

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	486	20,397
Analogic Corp.	126	9,957
Badger Meter, Inc.	190	10,169
FARO Technologies, Inc.†	195	8,461
FLIR Systems, Inc.	2,675	69,577
Measurement Specialties, Inc.†	194	7,715
Trimble Navigation, Ltd.†	6,600	197,736

		324,012

Electronic Parts Distribution - 0.2%

Premier Farnell PLC (LSE)	85,900	291,192
Premier Farnell PLC (OTC)(1)	24,200	82,035

		373,227

Electronic Security Devices - 0.0%

Taser International, Inc.†	1,226	9,747

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	533	6,929
Solazyme, Inc.†	471	3,679

		10,608

Engineering/R&D Services - 0.2%

Exponent, Inc.	122	6,581
Fluor Corp.	347	23,016
Jacobs Engineering Group, Inc.†	8,740	491,538

		521,135

Engines-Internal Combustion - 0.0%

Cummins, Inc.	234	27,100

Enterprise Software/Service - 0.6%

Advent Software, Inc.†	215	6,014
American Software, Inc., Class A	1,019	8,478
BMC Software, Inc.†	6,428	297,809
Guidewire Software, Inc.†	204	7,842
Informatica Corp.†	3,152	108,649
MicroStrategy, Inc., Class A†	72	7,278
Omnicell, Inc.†	4,555	85,998
Oracle Corp.	19,764	639,168
PROS Holdings, Inc.†	391	10,623
QLIK Technologies, Inc.†	671	17,332
Tyler Technologies, Inc.†	2,218	135,875
Ultimate Software Group, Inc.†	196	20,415

		1,345,481

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	831	13,421

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	369	11,251

Environmental Monitoring & Detection - 0.0%

Mine Safety Appliances Co.	223	11,065

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	316	16,552
Pall Corp.	287	19,622

		36,174

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	41	5,008

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	177	5,328
Portfolio Recovery Associates, Inc.†	127	16,119
World Acceptance Corp.†	82	7,041

		28,488

Finance-Credit Card - 0.1%

American Express Co.	622	41,960
Visa, Inc., Class A	459	77,957

		119,917

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	24,682	436,625
Diamond Hill Investment Group, Inc.	51	3,968
Greenhill & Co., Inc.	245	13,078
LPL Financial Holdings, Inc.	372	11,993
Stifel Financial Corp.†	240	8,321

		473,985

Finance-Mortgage Loan/Banker - 0.0%

Nationstar Mortgage Holdings, Inc.†	188	6,937

Finance-Other Services - 0.3%

BGC Partners, Inc., Class A	1,222	5,084
Deutsche Boerse AG ADR	88,600	536,030
Higher One Holdings, Inc.†	445	3,956
IntercontinentalExchange, Inc.†	104	16,959
MarketAxess Holdings, Inc.	294	10,966

		572,995

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	674	6,066
Sturm Ruger & Co., Inc.	149	7,559

		13,625

Fisheries - 0.2%

Marine Harvest ASA ADR†	19,200	356,352

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	192	12,509

Food-Confectionery - 0.0%

Hershey Co.	175	15,318
Tootsie Roll Industries, Inc.	251	7,517

		22,835

Food-Flour & Grain - 0.0%

Post Holdings, Inc.†	210	9,015

Food-Misc./Diversified - 0.8%

B&G Foods, Inc.	3,000	91,470
Campbell Soup Co.	1,000	45,360
General Mills, Inc.	7,117	350,939
Hain Celestial Group, Inc.†	265	16,186
J&J Snack Foods Corp.	119	9,150
Kellogg Co.	266	17,138
Kraft Foods Group, Inc.	10,201	525,658
Lancaster Colony Corp.	109	8,393
McCormick & Co., Inc.	209	15,372
Mondelez International, Inc., Class A	14,395	440,631
Snyders-Lance, Inc.	341	8,614
Unilever NV	9,200	377,200

		1,906,111

Food-Retail - 0.9%

Dairy Farm International Holdings, Ltd. ADR	4,507	271,321
Kroger Co.	33,848	1,121,723
SUPERVALU, Inc.	1,702	8,578
Tesco PLC ADR	33,000	576,510
Whole Foods Market, Inc.	189	16,396

		1,994,528

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	200	5,756
Sysco Corp.	813	28,593
United Natural Foods, Inc.†	377	18,549

		52,898

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	728	10,789
Steven Madden, Ltd.†	291	12,554
Wolverine World Wide, Inc.	336	14,908

		38,251

Forestry - 0.0%

Deltic Timber Corp.	80	5,498

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	40,200	158,790

Gas-Distribution - 0.6%

Sempra Energy	16,150	1,291,031
Vectren Corp.	2,458	87,062

		1,378,093

Gold Mining - 0.5%

Banro Corp.†	145,600	250,432
Barrick Gold Corp.	27,026	794,565
Gold Resource Corp.	275	3,583
IAMGOLD Corp.	9,800	70,560

		1,119,140

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	96	10,193

Heart Monitors - 0.0%

HeartWare International, Inc.†	119	10,523

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	2,699	70,444

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	202	6,650
Select Comfort Corp.†	457	9,035

		15,685

Hotels/Motels - 0.1%

Marriott International, Inc., Class A	237	10,009
Red Lion Hotels Corp.†	11,147	79,255
Starwood Hotels & Resorts Worldwide, Inc.	245	15,614
Wyndham Worldwide Corp.	201	12,960

		117,838

Housewares - 0.0%

Libbey, Inc.†	332	6,418

Human Resources - 0.4%

Adecco SA ADR	19,200	527,232
Insperity, Inc.	187	5,305
Kforce, Inc.	490	8,021
On Assignment, Inc.†	422	10,681
Robert Half International, Inc.	3,911	146,780
Team Health Holdings, Inc.†	261	9,495
TrueBlue, Inc.†	6,548	138,425

		845,939

Industrial Automated/Robotic - 0.0%

Cognex Corp.	323	13,614
Rockwell Automation, Inc.	256	22,106

		35,720

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	2,329	202,902
Praxair, Inc.	287	32,012

		234,914

Instruments-Controls - 0.2%

Honeywell International, Inc.	5,341	402,445
Woodward, Inc.	520	20,675

		423,120

Instruments-Scientific - 0.3%

FEI Co.	2,955	190,745
Fluidigm Corp.†	462	8,552
Thermo Fisher Scientific, Inc.	2,800	214,172
Waters Corp.†	2,326	218,435

		631,904

Insurance Brokers - 0.2%

eHealth, Inc.†	350	6,258
Marsh & McLennan Cos., Inc.	497	18,871
Willis Group Holdings PLC	9,500	375,155

		400,284

Insurance-Life/Health - 0.1%

Protective Life Corp.	2,691	96,338
StanCorp Financial Group, Inc.	1,529	65,380

		161,718

Insurance-Multi-line - 1.4%

ACE, Ltd.	14,509	1,290,866
Allianz SE ADR	16,149	219,626
Allstate Corp.	11,580	568,231
MetLife, Inc.	20,908	794,922
XL Group PLC	6,963	210,979

		3,084,624

Insurance-Property/Casualty - 1.4%

Catlin Group, Ltd. ADR	47,600	739,228
Chubb Corp.	4,915	430,210
Fidelity National Financial, Inc., Class A	48,624	1,226,783
Hanover Insurance Group, Inc.	372	18,481
HCC Insurance Holdings, Inc.	15,122	635,578
OneBeacon Insurance Group, Ltd., Class A	4,809	65,018

		3,115,298

Insurance-Reinsurance - 0.4%

Alterra Capital Holdings, Ltd.	7,948	250,362
PartnerRe, Ltd.	1,404	130,726
Swiss Re AG ADR	4,814	393,593
Validus Holdings, Ltd.	2,065	77,169

		851,850

Internet Application Software - 0.0%

Dealertrack Technologies, Inc.†	283	8,315
VirnetX Holding Corp.†	325	6,230
Vocus, Inc.†	236	3,339

		17,884

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc.	400	10,560

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	585	14,964

Internet Content-Information/News - 0.0%

Bankrate, Inc.†	402	4,800
Dice Holdings, Inc.†	620	6,280
HealthStream, Inc.†	223	5,116

		16,196

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	139	12,382
Responsys, Inc.†	533	4,717

		17,099

Internet Security - 0.0%

Sourcefire, Inc.†	209	12,379
VeriSign, Inc.†	260	12,293
Zix Corp.†	2,192	7,847

		32,519

Internet Telephone - 0.0%

BroadSoft, Inc.†	219	5,797

Investment Companies - 0.0%

Ares Capital Corp.	5,328	96,437

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	2,075	152,824
BlackRock, Inc.	4,169	1,070,933
Cohen & Steers, Inc.	159	5,735
Financial Engines, Inc.	399	14,452
Franklin Resources, Inc.	4,305	649,237
GAMCO Investors, Inc., Class A	186	9,878
T. Rowe Price Group, Inc.	3,462	259,200
Virtus Investment Partners, Inc.†	45	8,383
Westwood Holdings Group, Inc.	212	9,419

		2,180,061

Lasers-System/Components - 0.0%

Cymer, Inc.†	73	7,015
Electro Scientific Industries, Inc.	919	10,155
II-VI, Inc.†	366	6,237

		23,407

Leisure Products - 0.0%

Brunswick Corp.	709	24,262

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	334	23,163
Universal Display Corp.†	305	8,964

		32,127

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	7,379	399,794

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,722	149,762

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	356	11,951

Machinery-Farming - 0.7%

AG Growth International, Inc.	13,400	441,530
AGCO Corp.	1,425	74,271
Deere & Co.	13,428	1,154,539
Lindsay Corp.	125	11,023

		1,681,363

Machinery-General Industrial - 0.1%

Altra Holdings, Inc.	289	7,866
Applied Industrial Technologies, Inc.	2,282	102,690
Chart Industries, Inc.†	232	18,562
DXP Enterprises, Inc.†	120	8,964
IDEX Corp.	2,994	159,939
Middleby Corp.†	158	24,040
Sauer-Danfoss, Inc.	118	6,895
Tennant Co.	135	6,556

		335,512

Machinery-Pumps - 0.0%

Flowserve Corp.	123	20,628
Gorman-Rupp Co.	219	6,581

		27,209

Medical Information Systems - 0.1%

athenahealth, Inc.†	276	26,783
Cerner Corp.†	180	17,055
Computer Programs & Systems, Inc.	1,805	97,669
Medidata Solutions, Inc.†	182	10,552
Quality Systems, Inc.	349	6,380

		158,439

Medical Instruments - 0.5%

Abaxis, Inc.	173	8,186
ArthroCare Corp.†	190	6,604
Conceptus, Inc.†	277	6,690
DexCom, Inc.†	610	10,199
Edwards Lifesciences Corp.†	2,936	241,222
Endologix, Inc.†	563	9,092
Genomic Health, Inc.†	164	4,638
Integra LifeSciences Holdings Corp.†	89	3,472
Intuitive Surgical, Inc.†	46	22,595
MAKO Surgical Corp.†	365	4,070
Medtronic, Inc.	14,234	668,429
Spectranetics Corp.†	486	9,006
St Jude Medical, Inc.	388	15,691
Techne Corp.	1,683	114,191
Vascular Solutions, Inc.†	603	9,781
Volcano Corp.†	390	8,681

		1,142,547

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	204	5,300
Covance, Inc.†	1,300	96,616
Laboratory Corp. of America Holdings†	148	13,350

		115,266

Medical Products - 0.8%

ABIOMED, Inc.†	351	6,553
Accuray, Inc.†	1,148	5,327
Atrion Corp.	33	6,336
Baxter International, Inc.	546	39,661
Becton, Dickinson and Co.	5,728	547,654
Cantel Medical Corp.	222	6,673
Covidien PLC	7,400	502,016
Cyberonics, Inc.†	191	8,941
Haemonetics Corp.†	306	12,748
Luminex Corp.†	416	6,872
NxStage Medical, Inc.†	524	5,911
Orthofix International NV†	130	4,663
Stryker Corp.	354	23,095
Teleflex, Inc.	4,694	396,690
Varian Medical Systems, Inc.†	2,695	194,040
West Pharmaceutical Services, Inc.	129	8,377

		1,775,557

Medical Sterilization Products - 0.0%

STERIS Corp.	276	11,484

Medical-Biomedical/Gene - 0.5%

Acorda Therapeutics, Inc.†	338	10,826
Aegerion Pharmaceuticals, Inc.†	151	6,091
Affymax, Inc.†	356	495
Alexion Pharmaceuticals, Inc.†	209	19,257
Alnylam Pharmaceuticals, Inc.†	422	10,284
AMAG Pharmaceuticals, Inc.†	367	8,753
Amgen, Inc.	716	73,397
Arena Pharmaceuticals, Inc.†	1,289	10,583
Arqule, Inc.†	1,442	3,735
Biogen Idec, Inc.†	238	45,913
Celgene Corp.†	453	52,507
Cubist Pharmaceuticals, Inc.†	476	22,286
Curis, Inc.†	1,183	3,880
Dendreon Corp.†	1,524	7,209
Dynavax Technologies Corp.†	1,652	3,667
Exact Sciences Corp.†	701	6,870
Exelixis, Inc.†	1,737	8,025
Gilead Sciences, Inc.†	11,372	556,432
Halozyme Therapeutics, Inc.†	950	5,482
ImmunoGen, Inc.†	587	9,427
InterMune, Inc.†	514	4,652
Life Technologies Corp.†	3,300	213,279
Ligand Pharmaceuticals, Inc., Class B†	247	6,583
Medicines Co.†	422	14,103
NPS Pharmaceuticals, Inc.†	597	6,083
PDL BioPharma, Inc.	891	6,513
Regeneron Pharmaceuticals, Inc.†	77	13,583
Seattle Genetics, Inc.†	746	26,490
Spectrum Pharmaceuticals, Inc.	563	4,200
Vertex Pharmaceuticals, Inc.†	269	14,790
Vical, Inc.†	1,495	5,950
ZIOPHARM Oncology, Inc.†	1,049	1,920

		1,183,265

Medical-Drugs - 4.0%

Abbott Laboratories	21,930	774,568
AbbVie, Inc.	22,295	909,190
Achillion Pharmaceuticals, Inc.†	739	6,459
Akorn, Inc.†	437	6,044
Alkermes PLC†	927	21,979
Allergan, Inc.	6,279	700,925
Auxilium Pharmaceuticals, Inc.†	391	6,756
Bristol-Myers Squibb Co.	11,927	491,273
Forest Laboratories, Inc.†	1,709	65,010
Furiex Pharmaceuticals, Inc.†	110	4,123
GlaxoSmithKline PLC ADR	19,691	923,705
Idenix Pharmaceuticals, Inc.†	772	2,748
Infinity Pharmaceuticals, Inc.†	176	8,531
Ironwood Pharmaceuticals, Inc.†	661	12,090
Jazz Pharmaceuticals PLC†	320	17,891
Johnson & Johnson	11,965	975,506
Merck & Co., Inc.	22,504	995,352
Novartis AG ADR	16,499	1,175,389
Novo Nordisk A/S ADR	800	129,383
Opko Health, Inc.†	1,104	8,423
Optimer Pharmaceuticals, Inc.†	559	6,652
Pfizer, Inc.	35,743	1,031,543
Rigel Pharmaceuticals, Inc.†	568	3,857

Roche Holding AG ADR	11,643	682,280
Santarus, Inc.†	548	9,497
Sciclone Pharmaceuticals, Inc.†	798	3,671
Vivus, Inc.†	767	8,437

		8,981,282

Medical-Generic Drugs - 0.4%

Actavis, Inc.†	1,217	112,098
Impax Laboratories, Inc.†	531	8,199
Mylan, Inc.†	647	18,724
Perrigo Co.	131	15,553
Teva Pharmaceutical Industries, Ltd. ADR	19,151	759,912

		914,486

Medical-HMO - 0.0%

Centene Corp.†	398	17,528
Health Net, Inc.†	1,000	28,620
WellCare Health Plans, Inc.†	140	8,114

		54,262

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	284	8,347
Universal Health Services, Inc., Class B	7,738	494,226

		502,573

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.	282	13,604

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	423	21,763
McKesson Corp.	5,148	555,778

		577,541

Metal Processors & Fabrication - 0.1%

Haynes International, Inc.	130	7,189
Precision Castparts Corp.	1,579	299,410
RBC Bearings, Inc.†	148	7,483
Sun Hydraulics Corp.	201	6,534

		320,616

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	7,119	235,639

Miscellaneous Manufacturing - 0.1%

Aptargroup, Inc.	3,300	189,255
Hillenbrand, Inc.	390	9,859
John Bean Technologies Corp.	401	8,321
Trimas Corp.†	281	9,124

		216,559

Motion Pictures & Services - 0.0%

Lions Gate Entertainment Corp.†	695	16,520

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	2,483	132,344

MRI/Medical Diagnostic Imaging - 0.0%

CML HealthCare, Inc.	5,474	39,050

Multimedia - 0.6%

News Corp., Class A	775	23,653
Viacom, Inc., Class B	6,486	399,343
Walt Disney Co.	17,174	975,483

		1,398,479

Networking Products - 0.2%

Anixter International, Inc.	133	9,299
Cisco Systems, Inc.	11,547	241,448
Infinera Corp.†	1,219	8,533
Ixia†	389	8,418
LogMeIn, Inc.†	239	4,594
NETGEAR, Inc.†	137	4,591
Polycom, Inc.†	7,433	82,358
Procera Networks, Inc.†	260	3,091

		362,332

Non-Ferrous Metals - 0.3%

Cameco Corp.	35,200	731,456

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	8,945	295,185
Waste Connections, Inc.	5,704	205,230

		500,415

Office Furnishings-Original - 0.1%

Herman Miller, Inc.	427	11,815
HNI Corp.	7,729	274,302
Interface, Inc.	501	9,629
Knoll, Inc.	304	5,512

		301,258

Office Supplies & Forms - 0.0%

ACCO Brands Corp.†	571	3,814

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	4,400	264,000
Nabors Industries, Ltd.	4,571	74,142

		338,142

Oil Companies-Exploration & Production - 1.9%

Abraxas Petroleum Corp.†	1,697	3,920
Apache Corp.	6,595	508,870
Approach Resources, Inc.†	250	6,152
Berry Petroleum Co., Class A	416	19,257
BreitBurn Energy Partners LP	5,300	106,212
Cabot Oil & Gas Corp.	309	20,891
Carrizo Oil & Gas, Inc.†	326	8,401
Cimarex Energy Co.	3,400	256,496
CNOOC, Ltd. ADR	530	101,495
Concho Resources, Inc.†	158	15,394
Contango Oil & Gas Co.	100	4,009
Devon Energy Corp.	5,386	303,878
Encana Corp.	21,932	426,797
Energen Corp.	3,450	179,434
Energy XXI Bermuda, Ltd.	464	12,630
EOG Resources, Inc.	297	38,037
FX Energy, Inc.†	915	3,074
Goodrich Petroleum Corp.†	381	5,963
Gulfport Energy Corp.†	161	7,379
Halcon Resources Corp.†	1,007	7,845
Isramco, Inc.†	49	4,858
Kodiak Oil & Gas Corp.†	2,049	18,625
Northern Oil and Gas, Inc.†	513	7,377
Oasis Petroleum, Inc.†	624	23,756
Occidental Petroleum Corp.	15,562	1,219,594

Pengrowth Energy Corp.	30,499	155,237
Penn West Petroleum, Ltd.	50,646	544,951
Pioneer Natural Resources Co.	156	19,383
Range Resources Corp.	218	17,667
Rosetta Resources, Inc.†	422	20,079
Vaalco Energy, Inc.†	682	5,176
Vermilion Energy, Inc.	2,294	118,566
Zargon Oil & Gas, Ltd.	8,567	62,041

		4,253,444

Oil Companies-Integrated - 2.7%

Chevron Corp.	16,307	1,937,598
Exxon Mobil Corp.	16,809	1,514,659
Marathon Oil Corp.	15,802	532,843
Royal Dutch Shell PLC ADR	17,924	1,197,682
Total SA ADR	17,314	830,726

		6,013,508

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	327	21,320
Dril-Quip, Inc.†	301	26,238
Flotek Industries, Inc.†	522	8,535
FMC Technologies, Inc.†	337	18,330
Lufkin Industries, Inc.	280	18,589
Natural Gas Services Group, Inc.†	5,638	108,588

		201,600

Oil Refining & Marketing - 0.6%

CVR Energy, Inc.	79	4,078
HollyFrontier Corp.	6,962	358,195
Marathon Petroleum Corp.	9,958	892,237
Suburban Propane Partners LP	2,496	111,072
Western Refining, Inc.	231	8,179

		1,373,761

Oil-Field Services - 0.1%

Halliburton Co.	561	22,670
Schlumberger, Ltd.	3,342	250,283
Targa Resources Corp.	270	18,349

		291,302

Paper & Related Products - 0.0%

Buckeye Technologies, Inc.	200	5,990
Clearwater Paper Corp.†	182	9,590
Wausau Paper Corp.	694	7,481

		23,061

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	419	10,835
Masimo Corp.	422	8,280

		19,115

Pharmacy Services - 0.0%

Catamaran Corp.†	260	13,788
Express Scripts Holding Co.†	782	45,082

		58,870

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	196	5,263

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	134	5,960

Pipelines - 1.0%

Atlas Pipeline Partners LP	4,211	145,616
Crosstex Energy, Inc.	545	10,497
Enterprise Products Partners LP	12,524	755,072
Kinder Morgan Energy Partners LP	6,593	591,854
Kinder Morgan, Inc.	19,581	757,393
ONEOK, Inc.	658	31,367
Williams Cos., Inc.	711	26,634

		2,318,433

Poultry - 0.0%

Sanderson Farms, Inc.	230	12,563

Power Converter/Supply Equipment - 0.1%

Capstone Turbine Corp.†	4,929	4,436
Hubbell, Inc., Class B	1,396	135,566

		140,002

Precious Metals - 0.0%

Coeur d’Alene Mines Corp.†	251	4,734
Paramount Gold and Silver Corp.†	2,192	4,888

		9,622

Printing-Commercial - 0.0%

Deluxe Corp.	258	10,681
Valassis Communications, Inc.	235	7,020
VistaPrint NV†	321	12,410

		30,111

Protection/Safety - 0.0%

Landauer, Inc.	1,427	80,454

Radio - 0.0%

Sirius XM Radio, Inc.	7,105	21,883

Real Estate Investment Trusts - 2.9%

Acadia Realty Trust	475	13,191
Agree Realty Corp.	3,144	94,634
Alexander’s, Inc.	44	14,506
Alexandria Real Estate Equities, Inc.	5,952	422,473
American Capital Agency Corp.	27,084	887,814
American Tower Corp.	398	30,614
Annaly Capital Management, Inc.	41,906	665,886
Apartment Investment & Management Co., Class A	486	14,901
CapLease, Inc.	16,730	106,570
Capstead Mortgage Corp.	9,066	116,226
Colony Financial, Inc.	4,606	102,253
CYS Investments, Inc.	7,954	93,380
Digital Realty Trust, Inc.	22,179	1,483,997
DuPont Fabros Technology, Inc.	285	6,917
EastGroup Properties, Inc.	879	51,158
EPR Properties	2,196	114,302
Essex Property Trust, Inc.	1,176	177,082
Extra Space Storage, Inc.	487	19,125
FelCor Lodging Trust, Inc.†	1,399	8,324
Glimcher Realty Trust	1,084	12,574
Gyrodyne Co. of America, Inc.	51	3,749
Hatteras Financial Corp.	3,336	91,506
HCP, Inc.	8,186	408,154
Highwoods Properties, Inc.	363	14,364
Kilroy Realty Corp.	317	16,611
Medical Properties Trust, Inc.	5,941	95,294
Omega Healthcare Investors, Inc.	7,512	228,064

Plum Creek Timber Co., Inc.	2,425	126,585
Potlatch Corp.	204	9,355
PS Business Parks, Inc.	98	7,734
Regency Centers Corp.	364	19,259
Ryman Hospitality Properties	172	7,869
Sabra Health Care REIT, Inc.	2,075	60,196
Simon Property Group, Inc.	234	37,103
Sovran Self Storage, Inc.	204	13,156
Strategic Hotels & Resorts, Inc.†	1,819	15,189
Sun Communities, Inc.	222	10,951
Tanger Factory Outlet Centers	9,534	344,940
UMH Properties, Inc.	969	9,952
Ventas, Inc.	1,463	107,092
Washington Real Estate Investment Trust	161	4,482
Weyerhaeuser Co.	13,325	418,139

		6,485,671

Real Estate Management/Services - 0.0%

HFF, Inc., Class A	303	6,039

Real Estate Operations & Development - 0.4%

Gafisa SA ADR†	57,600	225,216
LSL Property Services PLC	134,111	686,212

		911,428

Recreational Centers - 0.0%

Life Time Fitness, Inc.†	313	13,390

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	135	5,899

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	9,802	281,121
Avis Budget Group, Inc.†	835	23,238
Hertz Global Holdings, Inc.†	13,864	308,613
McGrath RentCorp	3,595	111,805

		724,777

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†	516	3,793
PAREXEL International Corp.†	453	17,898

		21,691

Resorts/Theme Parks - 0.0%

Six Flags Entertainment Corp.	269	19,497
Vail Resorts, Inc.	80	4,986

		24,483

Respiratory Products - 0.0%

ResMed, Inc.	367	17,014

Retail-Apparel/Shoe - 0.1%

Aeropostale, Inc.†	654	8,894
ANN, Inc.†	382	11,086
Buckle, Inc.	221	10,310
Cato Corp., Class A	295	7,121
Express, Inc.†	764	13,607
Francesca’s Holdings Corp.†	265	7,595
Gap, Inc.	404	14,302
Genesco, Inc.†	187	11,237
Guess?, Inc.	2,582	64,111
Hot Topic, Inc.	680	9,438
Jos. A. Bank Clothiers, Inc.†	187	7,461
L Brands, Inc.	344	15,363
PVH Corp.	189	20,187
Ross Stores, Inc.	251	15,216
rue21, Inc.†	255	7,494
Vera Bradley, Inc.†	196	4,632

		228,054

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	47	18,648
O’Reilly Automotive, Inc.†	186	19,074

		37,722

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	271	9,943
Copart, Inc.†	8,838	302,967

		312,910

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	300	19,326

Retail-Building Products - 0.2%

Home Depot, Inc.	5,197	362,647
Lumber Liquidators Holdings, Inc.†	215	15,097

		377,744

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	246	14,342

Retail-Discount - 0.5%

Costco Wholesale Corp.	9,712	1,030,540
Dollar Tree, Inc.†	353	17,096
HSN, Inc.	276	15,141
Wal-Mart Stores, Inc.	1,127	84,334

		1,147,111

Retail-Drug Store - 0.1%

CVS Caremark Corp.	3,750	206,212

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	741	17,043

Retail-Jewelry - 0.3%

Tiffany & Co.	10,658	741,157

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	8,750	483,262
TJX Cos., Inc.	701	32,772

		516,034

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.	139	10,818

Retail-Pawn Shops - 0.0%

Ezcorp, Inc., Class A†	256	5,453
First Cash Financial Services, Inc.†	223	13,010

		18,463

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.	212	13,165

Retail-Restaurants - 0.7%

AFC Enterprises, Inc.†	253	9,191
Biglari Holdings, Inc.†	20	7,464
BJ’s Restaurants, Inc.†	203	6,756
Bravo Brio Restaurant Group, Inc.†	350	5,540
Buffalo Wild Wings, Inc.†	128	11,204

CEC Entertainment, Inc.	249	8,155
Cheesecake Factory, Inc.	395	15,251
Chipotle Mexican Grill, Inc.†	155	50,510
Cracker Barrel Old Country Store, Inc.	129	10,430
DineEquity, Inc.	151	10,387
Domino’s Pizza, Inc.	412	21,193
Jack in the Box, Inc.†	1,909	66,032
McDonald’s Corp.	6,185	616,583
Papa John’s International, Inc.†	153	9,458
Sonic Corp.†	528	6,801
Starbucks Corp.	10,894	620,522
Texas Roadhouse, Inc.	494	9,974
Yum! Brands, Inc.	490	35,251

		1,520,702

Retail-Sporting Goods - 0.0%

Cabela’s, Inc.†	303	18,416
Hibbett Sports, Inc.†	176	9,904
Zumiez, Inc.†	178	4,076

		32,396

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	231	13,495

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	205	10,014

Retirement/Aged Care - 0.0%

Emeritus Corp.†	339	9,421

Rubber-Tires - 0.3%

Bridgestone Corp. ADR	9,300	620,310
Cooper Tire & Rubber Co.	441	11,316

		631,626

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	443	6,184

Satellite Telecom - 0.1%

DigitalGlobe, Inc.†	249	7,198
Inmarsat PLC ADR	28,500	299,535
Loral Space & Communications, Inc.	94	5,817

		312,550

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	29,206	511,105

Schools - 0.0%

American Public Education, Inc.†	219	7,641
Capella Education Co.†	193	6,010
Grand Canyon Education, Inc.†	354	8,988
K12, Inc.†	307	7,402
Strayer Education, Inc.	98	4,741

		34,782

Security Services - 0.2%

Brink’s Co.	350	9,891
Secom Co., Ltd. ADR	36,800	472,512

		482,403

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	126	13,598
ION Geophysical Corp.†	1,115	7,593

		21,191

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	481	10,943
Cypress Semiconductor Corp.	10,215	112,671
Hittite Microwave Corp.†	221	13,384
Linear Technology Corp.	550	21,104
Maxim Integrated Products, Inc.	21,145	690,384
Micrel, Inc.	622	6,537
Power Integrations, Inc.	215	9,333
QUALCOMM, Inc.	5,081	340,173
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,096	207,930

		1,412,459

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	52,685	710,194
Cabot Microelectronics Corp.†	208	7,228
Lam Research Corp.†	4,629	191,918
MKS Instruments, Inc.	1,360	36,992
Ultratech, Inc.†	232	9,171
Veeco Instruments, Inc.†	114	4,370

		959,873

Software Tools - 0.0%

VMware, Inc., Class A†	148	11,674

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,325	307,810
Schnitzer Steel Industries, Inc., Class A	7,050	187,953

		495,763

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	625	10,006
Corning, Inc.	13,425	178,955

		188,961

Telecom Services - 0.3%

BCE, Inc.	10,082	470,729
Consolidated Communications Holdings, Inc.	10,065	176,641
Primus Telecommunications Group, Inc.	451	4,983
Virgin Media, Inc.	535	26,199
Vivendi SA ADR	4,300	88,838

		767,390

Telecommunication Equipment - 0.3%

ADTRAN, Inc.	429	8,430
Harris Corp.	3,628	168,121
Kudelski SA	32,500	427,947

		604,498

Telephone-Integrated - 0.8%

AT&T, Inc.	16,024	587,920
CenturyLink, Inc.	8,844	310,690
General Communication, Inc., Class A†	580	5,319
Verizon Communications, Inc.	14,627	718,917
Windstream Corp.	10,019	79,651

		1,702,497

Television - 0.1%

Sinclair Broadcast Group, Inc., Class A	11,338	229,481

Therapeutics - 0.1%

AVANIR Pharmaceuticals, Inc., Class A†	1,553	4,255
BioMarin Pharmaceutical, Inc.†	283	17,619
Isis Pharmaceuticals, Inc.†	854	14,467
Neurocrine Biosciences, Inc.†	942	11,436
Pharmacyclics, Inc.†	438	35,219
Questcor Pharmaceuticals, Inc.	394	12,821
Synageva BioPharma Corp.†	78	4,284
Theravance, Inc.†	495	11,692

		111,793

Tobacco - 0.3%

Altria Group, Inc.	1,455	50,037
Imperial Tobacco Group PLC ADR	5,600	392,000
Lorillard, Inc.	471	19,005
Philip Morris International, Inc.	1,374	127,384

		588,426

Tools-Hand Held - 0.1%

Snap-on, Inc.	1,789	147,950

Toys - 1.3%

Hasbro, Inc.	27,347	1,201,627
LeapFrog Enterprises, Inc.†	595	5,093
Mattel, Inc.	39,767	1,741,397

		2,948,117

Transactional Software - 0.0%

ACI Worldwide, Inc.†	275	13,436
InnerWorkings, Inc.†	477	7,222
Synchronoss Technologies, Inc.†	285	8,844

		29,502

Transport-Equipment & Leasing - 0.2%

Fly Leasing, Ltd. ADR	5,312	85,948
Greenbrier Cos., Inc.†	5,698	129,401
TAL International Group, Inc.	3,028	137,199

		352,548

Transport-Marine - 0.1%

Kirby Corp.†	1,200	92,160
Tidewater, Inc.	2,300	116,150

		208,310

Transport-Rail - 0.6%

CSX Corp.	1,057	26,034
Genesee & Wyoming, Inc., Class A†	314	29,236
Norfolk Southern Corp.	5,614	432,727
Union Pacific Corp.	5,485	781,119

		1,269,116

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	278	16,530
Expeditors International of Washington, Inc.	10,950	391,024
Hub Group, Inc., Class A†	296	11,384
TNT Express NV ADR	25,000	181,500
United Parcel Service, Inc., Class B	7,562	649,576

		1,250,014

Transport-Truck - 0.1%

Celadon Group, Inc.	392	8,177
Con-way, Inc.	1,357	47,780
Forward Air Corp.	272	10,143
Knight Transportation, Inc.	470	7,567
Old Dominion Freight Line, Inc.†	517	19,749
Swift Transportation Co.†	919	13,032
Werner Enterprises, Inc.	227	5,480

		111,928

Travel Services - 0.0%

Ambassadors Group, Inc.	3,945	17,003
Interval Leisure Group, Inc.	315	6,848

		23,851

Venture Capital - 0.1%

Hercules Technology Growth Capital, Inc.	12,013	147,159

Veterinary Diagnostics - 0.1%

Neogen Corp.†	185	9,170
VCA Antech, Inc.†	4,387	103,051

		112,221

Virtual Reality Products - 0.0%

RealD, Inc.†	469	6,097

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	232	17,968
Star Scientific, Inc.†	1,744	2,895

		20,863

Water - 0.0%

California Water Service Group	4,100	81,590
Connecticut Water Service, Inc.	305	8,915
York Water Co.	845	15,886

		106,391

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	2,609	9,653

Web Hosting/Design - 0.0%

Equinix, Inc.†	66	14,276
NIC, Inc.	586	11,228
Web.com Group, Inc.†	382	6,525

		32,029

Web Portals/ISP - 0.4%

Google, Inc., Class A†	1,091	866,287

Wire & Cable Products - 0.0%

Belden, Inc.	336	17,354

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	898	22,216
Crown Castle International Corp.†	314	21,867
InterDigital, Inc.	332	15,880
Motorola Solutions, Inc.	360	23,051
SBA Communications Corp., Class A†	178	12,820
ViaSat, Inc.†	278	13,466

		109,300

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	344	6,794

Total Common Stock
(cost $111,820,931)		142,193,988

EXCHANGE-TRADED FUNDS - 1.6%

iShares MSCI Emerging Markets Index Fund
(cost $3,299,425)	84,000	3,593,520

PREFERRED STOCK - 0.0%
Real Estate Investment Trusts - 0.0%

Alexandria Real Estate Equities, Inc.
Series D
7.00%
(cost $27,013)	1,589	43,698

ASSET BACKED SECURITIES - 4.6%
Diversified Financial Services - 4.6%

ACE Securities Corp. FRS
Series 2005-WF1, Class A2C
0.54% due 05/25/2035	$469,554	456,537
ACE Securities Corp. Mtg. Loan Trust
Series 2007-D1, Class A2
6.34% due 02/25/2038*(2)	200,000	178,545
Ameriquest Mtg. Securities, Inc. FRS
Series 2005-R4, Class M1
0.63% due 07/25/2035	450,000	391,364
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS
Series 2007-4, Class AM
6.00% due 02/10/2051(3)	300,000	343,536
Bear Stearns Asset Backed Securities Trust
Series 2005-AC6, Class 21A1
5.25% due 09/25/2020(4)	389,154	393,303
Capital Auto Receivables Asset Trust
Series 2013-1, Class A1
0.47% due 03/20/2015	250,000	249,777
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2009-11, Class 6A1
1.55% due 10/25/2035*(4)	47,098	46,706
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2010-10, Class 2A2
2.60% due 02/25/2036*(4)	400,000	344,551
Citigroup Mtg. Loan Trust, Inc.
Series 2010-8, Class 5A6
4.00% due 11/25/2036*(4)	280,589	291,053
Citigroup Mtg. Loan Trust, Inc.
Series 2010-9, Class 5A4
4.00% due 03/25/2037*(2)(4)	206,034	203,899
Citigroup Mtg. Loan Trust, Inc.
Series 2010-9, Class 3A1
4.25% due 01/25/2036*(4)	325,482	337,131
Citigroup Mtg. Loan Trust, Inc.
Series 2010-8, Class 6A6
4.50% due 12/25/2036*(4)	137,534	145,450
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS
Series 2006-CD2, Class AM
5.35% due 01/15/2046(3)	300,000	327,019
Countrywide Asset-Backed Certs. FRS
Series 2004-7, Class MV2
0.85% due 12/25/2034	3,540	3,527
Countrywide Home Loan Mtg. Pass Through Trust
Series 2004-J1, Class 1A1
4.50% due 01/25/2019(4)	13,753	14,024
Credit Suisse First Boston Mtg. Securities Corp. FRS
Series 2004-AR4, Class 5A4
1.16% due 05/25/2034(4)	16,470	16,001
Credit Suisse Mtg. Capital Certs.
Series 2009-12R, Class 18A1
6.00% due 01/27/2047*(4)	240,611	253,507
First Franklin Mtg. Loan Trust FRS
Series 2005-FF9, Class A3
0.48% due 10/25/2035	55,810	55,726
First Horizon Alternative Mtg. Securities Trust FRS
Series 2004-AA3, Class A3
2.31% due 09/25/2034(4)	200,000	191,234
GS Mtg. Securities Trust II VRS
Series 2011-GC5, Class AS
5.21% due 08/10/2044*(3)	300,000	352,372
Jefferies & Co., Inc. VRS
Series 2009-R2, Class 2A
2.88% due 12/26/2037*(4)	279,543	280,537
Jefferies & Co., Inc.
Series 2010-R4, Class 1A1
5.00% due 10/26/2036*(4)	271,616	280,844
JP Morgan Chase Commercial Mtg. Securities Trust
Series 2011-C5, Class A3
4.17% due 08/15/2046(3)	400,000	447,214
JP Morgan Chase Commercial Mtg. Securities Trust
Series 2007-CB18, Class A4
5.44% due 06/12/2047(3)	340,000	385,672
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ
5.45% due 09/15/2039(3)	300,000	323,955
Morgan Stanley Capital I Trust VRS
Series 2005-T17, Class AJ
4.84% due 12/13/2041(3)	300,000	311,944
Morgan Stanley Capital I Trust VRS
Series 2005-HQ6, Class AJ
5.07% due 08/13/2042(3)	340,000	355,873
Morgan Stanley Capital I Trust VRS
Series 2006-HQ10, Class AJ
5.39% due 11/12/2041(3)	400,000	376,092
Morgan Stanley Capital I Trust VRS
Series 2007-HQ11, Class AM
5.48% due 02/12/2044(3)	400,000	447,243
Morgan Stanley Re-REMIC Trust FRS
Series 2010-R1, Class 2B
2.97% due 07/26/2035*(4)	300,000	272,070
Morgan Stanley Re-REMIC Trust FRS
Series 2010-R1, Class 1B
3.00% due 07/26/2035*(4)	200,000	196,559
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50% due 08/26/2047*(4)	331,609	342,039

New Century Home Equity Loan Trust FRS
Series 2005-3, Class M1
0.68% due 07/25/2035	200,000	196,672
Residential Accredit Loans, Inc.
Series 2003-QS23, Class A1
5.00% due 12/26/2018(4)	123,074	125,745
Residential Asset Securities Corp. VRS
Series 2003-KS10, Class AI4
4.47% due 03/25/2032	90,192	93,202
Santander Drive Auto Receivables Trust
Series 2013-2, Class A2
0.47% due 03/15/2016	250,000	249,908
Sequoia Mortgage Trust VRS
Series 2013-4, Class A3
1.55% due 04/25/2043(4)	250,000	248,010
Soundview Home Equity Loan Trust FRS
Series 2005-CTX1, Class M1
0.62% due 11/25/2035	60,000	58,626
Wachovia Bank Commercial Mtg. Trust VRS
Series 2006-C25, Class AM
5.92% due 05/15/2043(3)	300,000	339,722
Wells Fargo Home Equity Trust FRS
Series 2004-2, Class A21B
0.62% due 10/25/2034	15,785	15,223
WF-RBS Commercial Mtg. Trust
Series 2001-C3, Class A4
4.38% due 03/15/2044*(3)	350,000	394,690

Total Asset Backed Securities
(cost $9,788,368)		10,337,102

CONVERTIBLE BONDS & NOTES - 0.4%
Auto/Truck Parts & Equipment-Original - 0.3%

Meritor, Inc.
Company Guar. Notes
7.88% due 03/01/2026*	750,000	760,781
Pharmacy Services - 0.1%

Omnicare, Inc.
Company Guar. Notes
3.25% due 12/15/2035	149,000	148,814

Total Convertible Bonds & Notes
(cost $869,731)		909,595

U.S. CORPORATE BONDS & NOTES - 13.2%
Aerospace/Defense - 0.2%

Lockheed Martin Corp.
Senior Notes
4.07% due 12/15/2042*	570,000	521,307

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.
Senior Notes
1.20% due 06/01/2015	250,000	253,508

Alternative Waste Technology - 0.2%

ADS Waste Holdings, Inc.
Senior Notes
8.25% due 10/01/2020*	500,000	538,750

Banks-Commercial - 0.1%

Wachovia Bank NA FRS
Sub. Notes
0.68% due 11/03/2014	250,000	250,160

Banks-Super Regional - 0.6%

JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/2017	250,000	294,487
PNC Financial Services Group, Inc. FRS
Jr. Sub. Notes
6.75% due 08/01/2021(5)	250,000	285,934
US Bancorp
Senior Notes
3.00% due 03/15/2022	250,000	257,694
Wells Fargo & Co.
Sub. Notes
4.63% due 04/15/2014	250,000	259,768
Wells Fargo & Co. FRS
Jr. Sub. Bonds
7.98% due 03/15/2018(5)	250,000	288,437

		1,386,320

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp.
Senior Sec. Notes
9.50% due 08/15/2019*	750,000	631,875

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
2.50% due 07/15/2022	250,000	245,732

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc.
Company Guar. Notes
6.55% due 05/01/2037	500,000	576,935

Casino Hotels - 0.1%

Boyd Gaming Corp.
Company Guar. Notes
9.13% due 12/01/2018	250,000	265,156

Casino Services - 0.1%

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
Company Guar. Notes
8.38% due 02/15/2018*	250,000	264,375

Commercial Services - 0.1%

Ceridian Corp.
Company Guar. Notes
11.25% due 11/15/2015	250,000	258,125

Computer Services - 0.1%

International Business Machines Corp.
Senior Notes
0.75% due 05/11/2015	250,000	251,643

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.
Company Guar. Notes
6.88% due 07/15/2033*	250,000	237,500

Diversified Banking Institutions - 1.1%

Bank of America Corp.
Senior Notes
3.88% due 03/22/2017	250,000	268,940
Bank of America Corp. FRS
Jr. Sub. Notes
8.13% due 05/15/2018(5)	500,000	562,578
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/2014	250,000	262,508
Citigroup, Inc.
6.50% due 08/19/2013	250,000	255,614
Goldman Sachs Group, Inc.
Senior Notes
5.25% due 07/27/2021	500,000	566,534
JPMorgan Chase & Co. FRS
Jr. Sub Notes
7.90% due 04/30/2018(5)	250,000	287,207
Morgan Stanley
Senior Notes
6.25% due 08/09/2026	250,000	298,856

		2,502,237

Diversified Financial Services - 0.4%

General Electric Capital Corp. FRS
Senior Notes
0.49% due 05/11/2016	250,000	246,847
General Electric Capital Corp.
Sub. Notes
5.30% due 02/11/2021	500,000	573,188

		820,035

Electric-Integrated - 0.5%

PacifiCorp
1st Mtg. Bonds
5.25% due 06/15/2035	500,000	588,910
PPL Energy Supply LLC
Senior Notes
4.60% due 12/15/2021	500,000	532,844

		1,121,754

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC
Senior Sec. Notes
7.00% due 09/01/2022	500,000	650,534

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC
Senior Notes
3.98% due 06/15/2016	750,000	794,591
Ford Motor Credit Co. LLC
Senior Notes
5.88% due 08/02/2021	250,000	285,983

		1,080,574

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp.
Senior Notes
7.38% due 04/01/2020*	250,000	254,375

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc.
Senior Notes
3.88% due 11/09/2015	250,000	261,250
Jefferies Group, Inc.
Senior Notes
5.13% due 04/13/2018	250,000	272,500
Jefferies Group, Inc.
Senior Notes
8.50% due 07/15/2019	250,000	311,227

		844,977

Food-Misc./Diversified - 0.4%

Ingredion, Inc.
Senior Notes
3.20% due 11/01/2015	250,000	262,288
Ingredion, Inc.
Senior Notes
4.63% due 11/01/2020	500,000	556,883

		819,171

Gas-Distribution - 0.1%

Sempra Energy
Senior Notes
2.30% due 04/01/2017	250,000	259,849

Independent Power Producers - 0.4%

GenOn Energy, Inc.
Senior Notes
9.88% due 10/15/2020	500,000	572,500
NRG Energy, Inc.
Company Guar. Notes
7.63% due 01/15/2018	250,000	284,375

		856,875

Insurance-Mutual - 0.1%

New York Life Global Funding
Senior Sec. Notes
3.00% due 05/04/2015*	250,000	262,761

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc.
Senior Notes
6.60% due 05/15/2017	500,000	567,022

Insurance-Reinsurance - 0.1%

Berkshire Hathaway Finance Corp.
Company Guar. Notes
1.50% due 01/10/2014	250,000	252,267

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.
Senior Notes
3.88% due 11/15/2021	250,000	272,866
Gilead Sciences, Inc.
Senior Notes
4.40% due 12/01/2021	250,000	281,407

		554,273

Medical-Drugs - 0.1%

AbbVie, Inc. Company Guar. Notes 2.90% due 11/06/2022*	250,000	250,225

Medical-HMO - 0.3%

MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	555,625

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	520,000

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/2016	750,000	723,750

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	292,238

Oil & Gas Drilling - 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	271,748

Oil Companies-Exploration & Production - 0.5%

W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	543,750
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	537,500

		1,081,250

Oil Companies-Integrated - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	274,441

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	260,625

Oil-Field Services - 0.1%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	250,000	249,063

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	450,000	484,875

Pipelines - 0.7%

DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	250,000	272,944
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/2026	750,000	1,032,236
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	250,000	251,828

		1,557,008

Property Trust - 0.1%

WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	278,852

Real Estate Investment Trusts - 1.6%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	269,419
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	292,994
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	273,785
HCP, Inc. Senior Notes 6.00% due 03/01/2015	750,000	815,628
Health Care REIT, Inc. Senior Notes 3.63% due 03/15/2016	250,000	264,871
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	500,000	569,864
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	266,401
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	500,000	552,933
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	248,847

		3,554,742

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	275,445

Retail-Automobile - 0.1%

Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/2018	250,000	275,000

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(6)(7)	125,000	13

Special Purpose Entities - 0.1%

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(2)	250,000	273,375

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	500,000	558,988

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	254,751

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	575,697

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 2.50% due 08/15/2015	250,000	259,667

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	258,672
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	267,822

		526,494

Total U.S. Corporate Bonds & Notes (cost $27,770,616)		29,881,962

FOREIGN CORPORATE BONDS & NOTES - 3.1%
Banks-Commercial - 0.4%

ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	266,407
ING Bank NV Senior Notes 4.00% due 03/15/2016*	250,000	267,875
Westpac Banking Corp. Senior Notes 3.00% due 08/04/2015	250,000	262,548

		796,830

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	572,500
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	541,250

		1,113,750

Diversified Banking Institutions - 0.1%

Morgan Stanley Senior Notes 6.00% due 05/13/2014	250,000	263,499

Diversified Minerals - 0.3%

Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	537,747

Electric-Integrated - 0.1%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	253,715

Insurance-Reinsurance - 0.3%

Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/2020	500,000	577,897

Medical-Drugs - 0.1%

Sanofi Senior Notes 1.20% due 09/30/2014	250,000	252,700

Oil Companies-Integrated - 0.9%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	579,175
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/2013	250,000	256,979
Petro-Canada Senior Notes 4.00% due 07/15/2013	750,000	757,406
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	250,000	269,748
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	262,820

		2,126,128

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	257,525

Property Trust - 0.1%

WT Finance Aust Pty, Ltd./Westfield Capital/ WEA Finance LLC Company Guar. Notes 5.13% due 11/15/2014*	250,000	266,386

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 6.00% due 03/01/2021	500,000	525,680

Total Foreign Corporate Bonds & Notes (cost $6,557,154)		6,971,857

U.S. GOVERNMENT AGENCIES - 11.1%
Federal Home Loan Mtg. Corp. - 3.8%

0.63% due 12/29/2014	250,000	251,480
3.00% due 01/01/2027	312,539	330,405
3.00% due 02/01/2027	334,574	352,654

3.00% due 10/01/2032	194,480	203,054
3.00% due 04/01/2042	263,287	270,574
3.00% due 10/01/2042	352,886	363,700
3.50% due 02/01/2042	328,281	345,640
3.50% due 07/01/2042	387,834	410,583
3.50% due 09/01/2042	135,710	143,225
3.50% due 10/01/2042	197,317	209,724
4.00% due 08/01/2026	160,990	171,100
4.00% due 12/01/2040	474,902	508,854
4.50% due 07/01/2039	500,996	550,370
4.50% due 03/01/2041	220,723	240,613
5.00% due 08/01/2033	286,516	314,017
5.00% due 04/01/2035	192,349	207,849
5.00% due 01/01/2040	257,620	283,968
5.00% due 06/01/2041	119,136	130,449
5.50% due 11/01/2017	43,644	46,774
5.50% due 01/01/2018	55,452	59,429
5.50% due 11/01/2018	133,014	144,236
5.50% due 05/01/2031	55,945	61,011
5.50% due 12/01/2033	220,454	240,690
5.50% due 01/01/2036	162,404	180,641
6.00% due 04/01/2017	30,676	32,614
6.00% due 05/01/2017	53,017	56,367
6.00% due 05/01/2031	30,511	34,075
6.00% due 09/01/2032	21,162	23,633
6.00% due 01/01/2035	511,605	556,232
6.50% due 02/01/2014	808	809
6.50% due 01/01/2032	129,657	147,054
7.00% due 02/01/2015	2,489	2,580
7.00% due 03/01/2015	6,913	7,147
7.00% due 06/01/2015	2,238	2,360
7.00% due 03/01/2016	12,586	13,273
7.00% due 01/01/2032	18,021	21,213
7.50% due 12/01/2030	33,167	37,367
7.50% due 01/01/2031	53,751	62,881
7.50% due 02/01/2031	6,596	7,763
8.00% due 08/01/2030	12,476	13,030
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(4)	197,513	204,515
Series 4033, Class ED
2.50% due 10/15/2036(4)	381,392	391,932
Series 3805, Class EG
3.50% due 06/15/2040(4)	172,744	178,525
Series 3741, Class PI
4.00% due 02/15/2035(4)(8)	474,473	41,757
Series 3754, Class MB
4.00% due 01/15/2039(4)	300,000	318,833
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	216,195
Series 3837, Class JZ
4.00% due 04/15/2041(4)	107,953	116,628
Series 3844, Class QE
4.50% due 12/15/2040(4)	140,725	152,162

		8,659,985

Federal National Mtg. Assoc. - 4.6%
2.00% due 10/01/2027	385,586	391,476
2.00% due 02/01/2028	98,775	100,160
2.50% due 05/01/2027	350,449	363,961
2.50% due 06/01/2027	555,728	577,677
3.00% due 08/01/2042	183,772	189,698
3.00% due 10/01/2042	195,124	201,683
3.00% due 12/01/2042	197,660	204,181
3.00% due 02/01/2043	299,300	309,127
3.50% due 01/01/2041	156,478	165,338
3.50% due 03/01/2042	278,416	294,181
3.50% due 09/01/2042	215,327	229,202
3.50% due 11/01/2042	296,776	315,899
4.00% due 09/01/2040	684,191	746,110
4.00% due 12/01/2040	243,551	267,343
4.00% due 01/01/2041	376,962	402,065
4.00% due 02/01/2041	206,689	220,454
4.00% due 11/01/2041	250,016	266,744
4.50% due 08/01/2040	309,574	333,976
4.50% due 09/01/2040	288,092	310,801
4.50% due 05/01/2041	155,165	169,917
5.00% due 08/01/2033	202,943	221,136
5.00% due 06/01/2034	238,157	259,061
5.00% due 08/01/2035	169,722	184,301
5.00% due 12/01/2039	198,237	218,226
5.00% due 05/01/2040	175,301	193,317
5.00% due 06/01/2040	324,916	361,557
5.50% due 02/01/2034	413,825	447,855
5.50% due 04/01/2034	152,329	168,055
5.50% due 08/01/2034	96,021	104,185
6.00% due 08/01/2018	14,087	15,431
6.00% due 05/01/2031	18,254	20,453
6.00% due 08/01/2031	138,531	155,214
6.00% due 04/01/2032	36,563	41,149
6.50% due 06/01/2019	14,593	16,228
6.50% due 09/01/2024	35,751	40,000
6.50% due 09/01/2025	5,632	6,310
6.50% due 11/01/2025	11,330	12,738
6.50% due 05/01/2026	20,054	22,404
6.50% due 11/01/2027	840	940
6.50% due 07/01/2029	88,520	101,402
6.50% due 01/01/2032	12,803	14,599
6.50% due 03/01/2032	98,752	116,550
6.50% due 04/01/2032	112,171	132,386
6.50% due 12/01/2032	39,005	44,914
6.50% due 07/01/2034	103,524	119,190
6.50% due 10/01/2037	139,560	157,391
7.00% due 05/01/2015	671	705
7.00% due 12/01/2015	769	809
7.00% due 04/01/2016	6,035	6,445
7.00% due 05/01/2029	13,274	15,837
7.00% due 09/01/2029	7,699	9,182
7.00% due 12/01/2029	1,404	1,424
7.00% due 01/01/2031	4,250	5,070
7.50% due 11/01/2030	23,449	27,062
7.50% due 01/01/2031	103,517	116,290
7.50% due 02/01/2031	20,563	22,609
7.50% due 03/01/2031	15,678	17,324
8.00% due 01/01/2016	54,341	57,685
Federal National Mtg. Assoc. REMIC
Series 2012-141, Class PB
2.50% due 12/25/2042(4)	200,000	185,444

Series 2011-31, Class QA
4.00% due 04/25/2041(4)	28,944	28,931
Series 2009-19, Class PW
4.50% due 10/25/2036(4)	300,000	338,515
Series 2007-84, Class P
5.00% due 08/25/2037(4)	132,602	146,200
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	223,115	261,122
Series 1993-248, Class SA FRS
7.33% due 08/25/2023(4)(9)	22,772	23,266

		10,498,905

Government National Mtg. Assoc. - 2.7%
2.50% due 07/15/2027	285,742	297,832
3.00% due 02/15/2043	299,397	314,067
3.50% due 05/20/2027	177,404	189,564
3.50% due 11/15/2041	254,705	274,253
4.00% due 10/15/2041	228,730	249,503
4.50% due 10/15/2039	239,117	265,428
4.50% due 06/15/2041	219,067	242,898
5.00% due 02/15/2040	212,396	232,945
5.50% due 07/20/2033	245,347	270,426
5.50% due 02/20/2034	171,815	190,596
5.50% due 03/20/2034	161,156	178,771
6.00% due 05/20/2032	63,777	72,564
6.00% due 07/20/2033	148,457	169,279
6.50% due 11/15/2023	32,648	36,220
6.50% due 12/15/2023	99,929	110,855
6.50% due 02/15/2024	30,701	35,408
6.50% due 03/20/2027	3,419	3,828
6.50% due 04/20/2027	21,058	23,636
6.50% due 04/20/2034	80,737	92,520
7.00% due 12/15/2022	5,587	6,455
7.00% due 05/15/2023	3,287	3,825
7.00% due 06/15/2023	2,442	2,842
7.00% due 12/15/2023	7,162	8,066
7.00% due 04/15/2028	12,452	13,047
7.50% due 08/15/2030	15,130	15,664
7.50% due 09/15/2030	4,796	5,149
7.50% due 11/15/2030	34,782	38,653
7.50% due 01/15/2031	18,457	21,522
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(3)(8)	1,296,148	101,959
Series 2012-125, Class IO VRS
0.85% due 02/16/2053(3)(8)	1,987,411	153,996
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(3)(8)	2,485,669	202,291
Series 2012-131, Class IO VRS
0.92% due 02/16/2053(3)(8)	1,987,854	176,331
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(3)(8)	1,996,523	162,801
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(3)(8)	2,300,000	178,163
Series 2011-126, Class IO VRS
1.60% due 04/16/2053(3)(8)	3,862,262	318,343
Series 2009-94, Class KB
3.00% due 09/16/2039(4)	129,321	134,626
Series 2011-27, Class CB VRS
3.50% due 07/16/2045(3)	250,000	269,239
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	381,722	407,994
Series 2011-128, Class BI
4.00% due 09/16/2026(4)(8)	1,393,838	159,168
Series 2011-28, Class V
4.00% due 02/20/2034(4)	282,625	310,592
Series 2010-165, Class IP
4.00% due 04/20/2038(4)(8)	808,945	98,635
Series 2002-70, Class PA
4.50% due 08/20/2032(4)	22,578	23,647
Series 2010-107, Class IO
4.50% due 04/20/2036(4)(8)	324,999	49,944

		6,113,545

Total U.S. Government Agencies (cost $24,328,576)		25,272,435

U.S. GOVERNMENT TREASURIES - 0.8%
United States Treasury Bonds - 0.3%
3.75% due 08/15/2041	250,000	282,734
6.25% due 08/15/2023	300,000	424,594

		707,328

United States Treasury Notes - 0.5%
1.75% due 10/31/2018	400,000	418,656
1.88% due 02/28/2014	100,000	101,559
2.13% due 05/31/2015	330,000	343,123
4.13% due 05/15/2015	250,000	270,312

		1,133,650

Total U.S. Government Treasuries (cost $1,796,857)		1,840,978

LOANS(10)(11) - 0.1%
Casino Hotels - 0.1%

CCM Merger, Inc. 6.00% due 02/01/2017 (cost $223,862)	223,862	226,310

Total Long-Term Investment Securities (cost $186,482,533)		221,271,445

REPURCHASE AGREEMENT - 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $5,518,006 and collateralized by $5,455,000 of United States Treasury Notes, bearing interest at 1.38% due 11/30/2015 and having an approximate value of $5,630,182 (cost $5,518,000)	5,518,000	5,518,000

TOTAL INVESTMENTS (cost $192,000,533)(12)	99.9%	226,789,445
Other assets less liabilities	0.1	195,869

NET ASSETS	100.0%	$226,985,314

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $10,865,796 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair Valued Security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	“Step-up” security where the rate increases (“steps-up”) at a pre-determined rate. The rate reflected is as of March 31, 2013.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity- maturity date reflects the next call date.
(6)	Illiquid Security. At March 31, 2013, the aggregate value of these securities was $13 representing 0.0% of net assets.
(7)	Fair Valued Security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(8)	Interest Only
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2013.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

LSE - London Stock Exchange

OTC - Over the Counter

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted	Level 2- Other Observable	Level 3- Significant Unobservable	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	2,837,935	569,511	—	3,407,446
Electronic Parts Distribution	291,192	82,035	—	373,227
Other Industries*	138,413,315	—	—	138,413,315
Exchange-Traded Funds	3,593,520	—	—	3,593,520
Preferred Stock	43,698	—	—	43,698
Asset Backed Securities	—	10,337,102	—	10,337,102
Convertible Bonds & Notes	—	909,595	—	909,595
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	29,881,949	—	29,881,949
Foreign Corporate Bonds & Notes	—	6,971,857	—	6,971,857
U.S. Government Agencies	—	25,272,435	—	25,272,435
U.S. Government Treasuries	—	1,840,978	—	1,840,978
Loans	—	226,310	—	226,310
Repurchase Agreement	—	5,518,000	—	5,518,000

Total	$145,179,660	$81,609,772	$13	$226,789,445

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	14,300	$186,329

Applications Software - 2.5%

Check Point Software Technologies, Ltd.†	6,490	304,965
Microsoft Corp.	35,690	1,021,091

		1,326,056

Banks-Super Regional - 2.9%

PNC Financial Services Group, Inc.	16,065	1,068,323
Wells Fargo & Co.	11,485	424,830

		1,493,153

Beverages-Non-alcoholic - 1.6%

PepsiCo, Inc.	10,390	821,953

Brewery - 0.4%

Anheuser-Busch InBev NV ADR	2,300	228,965

Building-Heavy Construction - 0.2%

Chicago Bridge & Iron Co. NV	1,710	106,191

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	19,155	465,466

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	7,905	332,089

Casino Hotels - 0.9%

Las Vegas Sands Corp.	7,875	443,756

Coffee - 1.2%

Green Mountain Coffee Roasters, Inc.†	11,005	624,644

Computer Services - 0.9%

Accenture PLC, Class A	2,800	212,716
International Business Machines Corp.	1,200	255,960

		468,676

Computers - 2.1%

Apple, Inc.	2,525	1,117,641

Computers-Memory Devices - 1.9%

EMC Corp.†	40,740	973,279

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	13,485	1,039,154

Distribution/Wholesale - 1.1%

WESCO International, Inc.†	8,015	581,969

Diversified Banking Institutions - 5.9%

Citigroup, Inc.	31,260	1,382,943
JPMorgan Chase & Co.	35,020	1,662,049

		3,044,992

Diversified Manufacturing Operations - 4.0%

Eaton Corp. PLC	16,585	1,015,831
General Electric Co.	47,145	1,089,993

		2,105,824

E-Commerce/Products - 1.4%

eBay, Inc.†	13,245	718,144

Electric-Integrated - 0.8%

NextEra Energy, Inc.	5,535	429,959

Enterprise Software/Service - 2.1%

Oracle Corp.	33,990	1,099,237

Financial Guarantee Insurance - 0.8%

Assured Guaranty, Ltd.	19,800	408,078

Gold Mining - 1.0%

Barrick Gold Corp.	18,540	545,076

Hotel/Motels - 0.9%

Starwood Hotels & Resorts Worldwide, Inc.	7,515	478,931

Instruments-Controls - 0.5%

Honeywell International, Inc.	3,560	268,246

Insurance-Life/Health - 1.9%

Aflac, Inc.	17,545	912,691
Lincoln National Corp.	2,700	88,047

		1,000,738

Investment Management/Advisor Services - 4.2%

Ameriprise Financial, Inc.	7,365	542,432
BlackRock, Inc.	4,940	1,268,987
Waddell & Reed Financial, Inc., Class A	9,000	394,020

		2,205,439

Machinery-Farming - 2.3%

AGCO Corp.	15,045	784,145
Deere & Co.	4,600	395,508

		1,179,653

Machinery-Pumps - 0.5%

Flowserve Corp.	1,520	254,919

Medical Instruments - 0.8%

St. Jude Medical, Inc.	10,950	442,818

Medical Products - 1.2%

Covidien PLC	9,205	624,467

Medical-Biomedical/Gene - 3.0%

Amgen, Inc.	13,420	1,375,684
Gilead Sciences, Inc.†	3,600	176,148

		1,551,832

Medical-Drugs - 5.5%

AstraZeneca PLC ADR	6,600	329,868
Eli Lilly & Co.	13,030	739,974
Johnson & Johnson	8,265	673,845
Pfizer, Inc.	39,540	1,141,124

		2,884,811

Medical-Generic Drugs - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	14,915	591,827

Medical-HMO - 2.1%

Aetna, Inc.	7,100	362,952
Cigna Corp.	5,290	329,937
UnitedHealth Group, Inc.	6,700	383,307

		1,076,196

Medical-Wholesale Drug Distribution - 1.9%

Cardinal Health, Inc.	15,750	655,515
McKesson Corp.	2,900	313,084

		968,599

Multimedia - 0.4%

Walt Disney Co.	3,500	198,800

Networking Products - 2.7%

Cisco Systems, Inc.	68,405	1,430,348

Oil & Gas Drilling - 2.0%

Ensco PLC, Class A	16,960	1,017,600

Oil Companies-Exploration & Production - 2.8%

Anadarko Petroleum Corp.	10,400	909,480
Whiting Petroleum Corp.†	10,700	543,988

		1,453,468

Oil Companies-Integrated - 4.3%

BP PLC ADR	14,650	620,428
Chevron Corp.	13,505	1,604,664

		2,225,092

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	5,400	352,080

Pharmacy Services - 0.6%

Express Scripts Holding Co.†	5,100	294,015

Retail-Apparel/Shoe - 0.6%

Ross Stores, Inc.	5,500	333,410

Retail-Auto Parts - 1.0%

AutoZone, Inc.†	1,275	505,882

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	6,400	412,288

Retail-Building Products - 2.0%

Lowe’s Cos., Inc.	27,830	1,055,314

Retail-Discount - 2.2%

Dollar Tree, Inc.†	12,440	602,469
Wal-Mart Stores, Inc.	7,245	542,144

		1,144,613

Retail-Drug Store - 2.7%

CVS Caremark Corp.	13,540	744,565
Walgreen Co.	13,455	641,534

		1,386,099

Semiconductor Components-Integrated Circuits - 2.3%

Analog Devices, Inc.	9,630	447,698
QUALCOMM, Inc.	11,085	742,141

		1,189,839

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	1

Telephone-Integrated - 2.1%

AT&T, Inc.	29,720	1,090,427

Television - 1.0%

CBS Corp., Class B	10,740	501,451

Tobacco - 2.4%

Altria Group, Inc.	27,665	951,399
Philip Morris International, Inc.	3,300	305,943

		1,257,342

Toys - 0.6%

Mattel, Inc.	6,605	289,233

Transport-Services - 2.0%

FedEx Corp.	8,120	797,384
United Parcel Service, Inc., Class B	3,130	268,867

		1,066,251

Web Portals/ISP - 2.4%

Google, Inc., Class A†	1,555	1,234,717

Total Long-Term Investment Securities
(cost $45,876,184)		50,527,377

REPURCHASE AGREEMENTS - 4.0%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$325,000	325,000
Barclays Capital PLC Joint Repurchase Agreement(1)	562,000	562,000
BNP Paribas SA Joint Repurchase Agreement(1)	325,000	325,000
Deutsche Bank AG Joint Repurchase Agreement(1)	65,000	65,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	435,000	435,000
UBS Securities LLC Joint Repurchase Agreement(1)	370,000	370,000

Total Repurchase Agreements
(cost $2,082,000)		2,082,000

TOTAL INVESTMENTS
(cost $47,958,184)(2)	101.1%	52,609,377
Liabilities in excess of other assets	(1.1)	(568,626)

NET ASSETS	100.0%	$52,040,751

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$3,044,992	$—	$—	$3,044,992
Medical-Drugs	2,884,811	—	—	2,884,811
Other Industries*	44,597,574	—	—	44,597,574
Repurchase Agreements	—	2,082,000	—	2,082,000

Total	$50,527,377	$2,082,000	$—	$52,609,377

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Advertising Agencies - 0.5%

Interpublic Group of Cos., Inc.	155,400	$2,024,862

Aerospace/Defense-Equipment - 0.4%

B/E Aerospace, Inc.†	27,300	1,645,917

Applications Software - 2.4%

Check Point Software Technologies, Ltd.†	108,615	5,103,819
Microsoft Corp.	182,905	5,232,912

		10,336,731

Banks-Super Regional - 3.3%

PNC Financial Services Group, Inc.	152,100	10,114,650
Wells Fargo & Co.	114,000	4,216,860

		14,331,510

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	81,880	6,477,527

Building-Heavy Construction - 0.7%

Chicago Bridge & Iron Co. NV	45,695	2,837,660

Building-Residential/Commercial - 1.2%

D.R. Horton, Inc.	206,200	5,010,660

Cable/Satellite TV - 0.7%

Comcast Corp., Class A	66,585	2,797,236

Casino Hotels - 0.4%

Las Vegas Sands Corp.	26,900	1,515,815

Coffee - 1.3%

Green Mountain Coffee Roasters, Inc.†	94,375	5,356,725

Commercial Services-Finance - 1.3%

Global Payments, Inc.	65,200	3,237,832
WEX, Inc.†	31,800	2,496,300

		5,734,132

Computer Services - 1.2%

iGATE Corp.†	270,650	5,090,926

Computers - 2.7%

Apple, Inc.	22,030	9,751,139
Hewlett-Packard Co.	84,600	2,016,864

		11,768,003

Computers-Memory Devices - 2.0%

EMC Corp.†	350,700	8,378,223

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	111,400	8,584,484

Distribution/Wholesale - 2.0%

Fossil, Inc.†	21,600	2,086,560
WESCO International, Inc.†	86,200	6,258,982

		8,345,542

Diversified Banking Institutions - 5.4%

Citigroup, Inc.	238,140	10,535,313
JPMorgan Chase & Co.	267,845	12,711,924

		23,247,237

Diversified Manufacturing Operations - 3.1%

Eaton Corp. PLC	88,085	5,395,206
General Electric Co.	335,345	7,753,177

		13,148,383

E-Commerce/Products - 0.9%

eBay, Inc.†	73,620	3,991,676

E-Commerce/Services - 0.6%

IAC/InterActiveCorp	59,000	2,636,120

Electric-Integrated - 0.8%

NextEra Energy, Inc.	45,955	3,569,784

Enterprise Software/Service - 1.5%

Oracle Corp.	191,840	6,204,106

Financial Guarantee Insurance - 1.2%

Assured Guaranty, Ltd.	249,983	5,152,150

Gold Mining - 1.1%

Barrick Gold Corp.	160,140	4,708,116

Home Furnishings - 0.2%

Select Comfort Corp.†	42,000	830,340

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.	47,435	3,023,033

Instruments-Controls - 0.5%

Honeywell International, Inc.	29,695	2,237,518

Insurance-Life/Health - 2.6%

Aflac, Inc.	135,691	7,058,646
Lincoln National Corp.	123,500	4,027,335

		11,085,981

Investment Management/Advisor Services - 3.9%

Ameriprise Financial, Inc.	96,615	7,115,695
BlackRock, Inc.	23,655	6,076,496
Waddell & Reed Financial, Inc., Class A	83,800	3,668,764

		16,860,955

Machinery-Construction & Mining - 0.2%

Joy Global, Inc.	17,400	1,035,648

Machinery-Farming - 2.3%

AGCO Corp.	186,820	9,737,058

Machinery-Pumps - 1.3%

Flowserve Corp.	32,021	5,370,242

Medical Instruments - 0.9%

St. Jude Medical, Inc.	98,080	3,966,355

Medical Products - 1.3%

Covidien PLC	82,055	5,566,611

Medical-Biomedical/Gene - 2.1%

Amgen, Inc.	75,635	7,753,344
Vertex Pharmaceuticals, Inc.†	23,700	1,303,026

		9,056,370

Medical-Drugs - 3.8%

Eli Lilly & Co.	124,395	7,064,392
Pfizer, Inc.	320,625	9,253,238

		16,317,630

Medical-Generic Drugs - 0.7%

Teva Pharmaceutical Industries, Ltd. ADR	73,220	2,905,370

Medical-HMO - 1.7%

Cigna Corp.	115,814	7,223,319

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	116,595	4,852,684

Motorcycle/Motor Scooter - 0.7%

Harley-Davidson, Inc.	60,000	3,198,000

Networking Products - 2.6%

Cisco Systems, Inc.	531,495	11,113,560

Oil & Gas Drilling - 2.0%

Atwood Oceanics, Inc.†	62,658	3,292,051
Ensco PLC, Class A	88,560	5,313,600

		8,605,651

Oil Companies-Exploration & Production - 3.1%

Anadarko Petroleum Corp.	89,375	7,815,844
Whiting Petroleum Corp.†	105,380	5,357,519

		13,173,363

Oil Companies-Integrated - 3.1%

BP PLC ADR	58,045	2,458,206
Chevron Corp.	90,380	10,738,951

		13,197,157

Oil Field Machinery & Equipment - 0.8%

Cameron International Corp.†	51,100	3,331,720

Rental Auto/Equipment - 0.7%

Hertz Global Holdings, Inc.†	141,100	3,140,886

Retail-Apparel/Shoe - 1.6%

Ascena Retail Group, Inc.†	110,400	2,047,920
Buckle, Inc.	58,461	2,727,206
Chico’s FAS, Inc.	125,500	2,108,400

		6,883,526

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	5,665	2,247,702

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	56,200	3,620,404

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	172,850	6,554,472

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A	86,800	2,427,796

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.	57,100	1,264,765

Retail-Discount - 2.7%

Dollar Tree, Inc.†	139,280	6,745,330
Wal-Mart Stores, Inc.	66,615	4,984,801

		11,730,131

Retail-Drug Store - 1.9%

CVS Caremark Corp.	56,100	3,084,939
Walgreen Co.	104,390	4,977,315

		8,062,254

Schools - 0.6%

Grand Canyon Education, Inc.†	65,600	1,665,584
ITT Educational Services, Inc.†	53,338	734,998

		2,400,582

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	78,220	3,636,448
QUALCOMM, Inc.	66,755	4,469,247

		8,105,695

Telecom Equipment-Fiber Optics - 0.5%

JDS Uniphase Corp.†	165,700	2,215,409

Telephone-Integrated - 1.4%

AT&T, Inc.	165,510	6,072,562

Television - 1.8%

CBS Corp., Class B	162,175	7,571,951

Tobacco - 1.5%

Altria Group, Inc.	191,770	6,594,970

Toys - 0.5%

Mattel, Inc.	49,855	2,183,150

Transport-Services - 1.6%

FedEx Corp.	69,805	6,854,851

Vitamins & Nutrition Products - 0.3%

Herbalife, Ltd.	34,600	1,295,770

Web Hosting/Design - 0.7%

Web.com Group, Inc.†	170,300	2,908,724

Web Portals/ISP - 1.8%

Google, Inc., Class A†	9,580	7,606,807

Wire & Cable Products - 0.8%

Belden, Inc.	67,300	3,476,045

Total Long-Term Investment Securities
(cost $364,056,665)		418,800,542

REPURCHASE AGREEMENTS - 3.4%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,295,000	2,295,000
Barclays Capital PLC Joint Repurchase Agreement(1)	3,850,000	3,850,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,295,000	2,295,000
Deutsche Bank AG Joint Repurchase Agreement(1)	455,000	455,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	3,065,000	3,065,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,600,000	2,600,000

Total Repurchase Agreements

(cost $14,560,000)		14,560,000

TOTAL INVESTMENTS
(cost $378,616,665)(2)	101.2%	433,360,542
Liabilities in excess of other assets	(1.2)	(5,286,494)

NET ASSETS	100.0%	$428,074,048

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$23,247,237	$—	$—	$23,247,237
Other Industries*	395,553,305	—	—	395,553,305
Repurchase Agreements	—	14,560,000	—	14,560,000

Total	$418,800,542	$14,560,000	$—	$433,360,542

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.5%
Apparel Manufacturers - 1.1%

Hanesbrands, Inc.†	273,610	$12,465,672

Appliances - 1.1%

Whirlpool Corp.	102,480	12,139,781

Applications Software - 3.6%

Imperva, Inc.†	241,160	9,284,660
Red Hat, Inc.†	93,200	4,712,192
Salesforce.com, Inc.†	80,930	14,472,712
ServiceNow, Inc.†	349,590	12,655,158

		41,124,722

Auto/Truck Parts & Equipment-Original - 1.2%

Allison Transmission Holdings, Inc.	285,463	6,853,966
Tenneco, Inc.†	185,241	7,281,824

		14,135,790

Building & Construction Products-Misc. - 1.4%

Louisiana-Pacific Corp.†	511,961	11,058,358
Owens Corning†	128,410	5,063,206

		16,121,564

Coffee - 1.8%

Green Mountain Coffee Roasters, Inc.†	352,110	19,985,764

Computer Aided Design - 1.7%

Autodesk, Inc.†	460,220	18,979,473

Computer Services - 1.1%

IHS, Inc., Class A†	117,030	12,255,382

Computer Software - 1.4%

Akamai Technologies, Inc.†	438,570	15,477,135

Computers - 2.6%

Apple, Inc.	65,745	29,100,709

Computers-Integrated Systems - 2.5%

MICROS Systems, Inc.†	328,340	14,942,754
Teradata Corp.†	218,965	12,811,642

		27,754,396

Computers-Memory Devices - 3.4%

EMC Corp.†	1,117,296	26,692,201
SanDisk Corp.†	204,430	11,243,650

		37,935,851

Consumer Products-Misc. - 0.1%

Tumi Holdings, Inc.†	72,860	1,525,688

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	144,350	6,006,404

Containers-Paper/Plastic - 1.6%

Rock-Tenn Co., Class A	195,770	18,165,498

Cruise Lines - 0.9%

Norwegian Cruise Line Holdings, Ltd.†	325,390	9,647,813

E-Commerce/Products - 5.0%

Amazon.com, Inc.†	114,310	30,462,472
eBay, Inc.†	353,770	19,181,409
Netflix, Inc.†	37,010	7,010,064

		56,653,945

E-Commerce/Services - 4.1%

IAC/InterActiveCorp	198,130	8,852,448
priceline.com, Inc.†	30,620	21,064,417
TripAdvisor, Inc.†	246,680	12,955,634
Zillow, Inc., Class A†	64,000	3,498,880

		46,371,379

Electronic Components-Semiconductors - 0.6%

Micron Technology, Inc.†	631,770	6,305,065

Electronic Design Automation - 1.5%

Cadence Design Systems, Inc.†	1,184,060	16,493,956

Electronic Measurement Instruments - 1.9%

Agilent Technologies, Inc.	345,560	14,503,153
National Instruments Corp.	200,420	6,563,755

		21,066,908

Engineering/R&D Services - 0.3%

KBR, Inc.	123,400	3,958,672

Enterprise Software/Service - 1.2%

Concur Technologies, Inc.†	193,560	13,289,830

Filtration/Separation Products - 1.2%

Polypore International, Inc.†	330,700	13,287,526

Finance-Other Services - 1.8%

IntercontinentalExchange, Inc.†	85,010	13,862,581
WageWorks, Inc.†	238,300	5,964,649

		19,827,230

Food-Retail - 1.0%

Whole Foods Market, Inc.	129,310	11,217,642

Heart Monitors - 0.4%

HeartWare International, Inc.†	51,600	4,562,988

Human Resources - 0.5%

Team Health Holdings, Inc.†	158,350	5,760,773

Insurance Brokers - 1.1%

Aon PLC	210,820	12,965,430

Insurance-Life/Health - 1.0%

AIA Group, Ltd.	2,595,100	11,332,168

Insurance-Multi-line - 1.1%

XL Group PLC	411,910	12,480,873

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	264,390	6,763,096

Internet Content-Information/News - 2.2%

LinkedIn Corp., Class A†	142,210	25,037,493

Internet Incubators - 0.5%

HomeAway, Inc.†	189,090	6,145,425

Internet Infrastructure Software - 0.7%

TIBCO Software, Inc.†	396,220	8,011,568

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	45,920	11,795,930

Medical Instruments - 1.5%

Edwards Lifesciences Corp.†	203,400	16,711,344

Medical Labs & Testing Services - 1.1%

Covance, Inc.†	163,120	12,123,078

Medical-Biomedical/Gene - 3.7%

Arena Pharmaceuticals, Inc.†	459,450	3,772,085
Biogen Idec, Inc.†	55,540	10,714,221
Gilead Sciences, Inc.†	387,960	18,982,883
Regeneron Pharmaceuticals, Inc.†	46,480	8,199,072

		41,668,261

Medical-Drugs - 1.6%

AstraZeneca PLC	234,182	11,740,538
Salix Pharmaceuticals, Ltd.†	126,140	6,455,845

		18,196,383

Networking Products - 2.0%

Cisco Systems, Inc.	524,140	10,959,767
Palo Alto Networks, Inc.†	216,010	12,226,166

		23,185,933

Oil Companies-Exploration & Production - 4.8%

Anadarko Petroleum Corp.	160,790	14,061,085
Cabot Oil & Gas Corp.	173,450	11,726,955
Cobalt International Energy, Inc.†	218,600	6,164,520
Pioneer Natural Resources Co.	115,340	14,330,995
Southwestern Energy Co.†	223,360	8,322,394

		54,605,949

Oil-Field Services - 1.6%

Halliburton Co.	282,800	11,427,948
Trican Well Service, Ltd.	431,600	6,318,994

		17,746,942

Paper & Related Products - 0.8%

International Paper Co.	195,900	9,125,022

Pharmacy Services - 1.7%

Catamaran Corp.†	364,260	19,316,708

Real Estate Investment Trusts - 1.2%

Host Hotels & Resorts, Inc.	794,039	13,887,742

Real Estate Management/Services - 0.0%

Countrywide PLC†	6,775	40,148

Retail-Apparel/Shoe - 3.8%

DSW, Inc., Class A	182,590	11,649,242
Francesca’s Holdings Corp.†	412,440	11,820,530
PVH Corp.	100,010	10,682,068
Urban Outfitters, Inc.†	231,150	8,954,751

		43,106,591

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	540,670	20,502,206

Retail-Drug Store - 1.1%

CVS Caremark Corp.	223,450	12,287,515

Retail-Misc./Diversified - 1.3%

Dufry AG†	78,261	9,714,590
Five Below, Inc.†	142,530	5,400,462

		15,115,052

Retail-Perfume & Cosmetics - 1.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	167,040	13,558,637

Retail-Restaurants - 2.7%

Buffalo Wild Wings, Inc.†	135,451	11,856,026
Burger King Worldwide, Inc.	953,595	18,213,665
Jack in the Box, Inc.†	9,400	325,146

		30,394,837

Retail-Sporting Goods - 1.5%

Dick’s Sporting Goods, Inc.	350,740	16,590,002

Semiconductor Components-Integrated Circuits - 1.0%

NXP Semiconductor NV†	360,200	10,899,652

Telecommunication Equipment - 0.8%

Juniper Networks, Inc.†	515,710	9,561,263

Television - 0.2%

AMC Networks, Inc., Class A†	33,460	2,114,003

Therapeutics - 0.1%

Onyx Pharmaceuticals, Inc.†	16,790	1,491,959

Web Portals/ISP - 3.4%

Dropbox, Inc.†(1)(2)(3)	369,192	3,371,831
Google, Inc., Class A†	26,550	21,081,496
Trulia, Inc.†	60,600	1,901,628
Yahoo!, Inc.†	525,210	12,358,191

		38,713,146

X-Ray Equipment - 1.9%

Hologic, Inc.†	961,130	21,721,538

Total Long-Term Investment Securities
(cost $880,926,721)		1,068,813,450

REPURCHASE AGREEMENTS - 3.5%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$6,285,000	6,285,000
Barclays Capital PLC Joint Repurchase Agreement(4)	10,488,000	10,488,000
BNP Paribas SA Joint Repurchase Agreement(4)	6,285,000	6,285,000
Deutsche Bank AG Joint Repurchase Agreement(4)	1,255,000	1,255,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	8,380,000	8,380,000
UBS Securities LLC Joint Repurchase Agreement(4)	7,115,000	7,115,000

Total Repurchase Agreements
(cost $39,808,000)		39,808,000

TOTAL INVESTMENTS
(cost $920,734,721) (5)	98.0%	1,108,621,450
Other assets less liabilities	2.0	22,332,894

NET ASSETS	100.0%	$1,130,954,344

†	Non-income producing security
(1)	Illiquid security. At March 31, 2013, the aggregate value of these securities was $3,371,831 representing 0.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc
Common Stock	05/01/2012	369,192	$3,341,872	$3,371,831	$9.13	0.3%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$56,653,945	$—	$—	$56,653,945
Web Portals/ISP	35,341,315	—	3,371,831	38,713,146
Other Industries*	973,446,359	—	—	973,446,359
Repurchase Agreements	—	39,808,000	—	39,808,000

Total	$1,065,441,619	$39,808,000	$3,371,831	$1,108,621,450

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $11,332,168 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Agricultural Chemicals - 1.3%

Mosaic Co.	50,900	$3,034,149

Building Products-Cement - 1.8%

CRH PLC	186,819	4,121,677

Chemicals-Diversified - 3.7%

LyondellBasell Industries NV, Class A	77,800	4,923,962
Sasol, Ltd. ADR	80,030	3,548,530

		8,472,492

Coal - 3.7%

CONSOL Energy, Inc.	97,280	3,273,472
Mongolian Mining Corp.†	5,496,000	2,031,832
Peabody Energy Corp.	143,200	3,028,680

		8,333,984

Diversified Minerals - 5.3%

BHP Billiton PLC	313,128	9,111,230
Teck Resources, Ltd., Class B	100,692	2,835,487

		11,946,717

Engineering/R&D Services - 1.3%

KBR, Inc.	94,400	3,028,352

Gold Mining - 2.2%

Barrick Gold Corp.	80,900	2,372,070
Goldcorp, Inc.	78,500	2,636,465

		5,008,535

Metal-Aluminum - 0.8%

Alumina, Ltd.†	1,506,355	1,740,441

Metal-Copper - 1.8%

First Quantum Minerals, Ltd.	220,100	4,178,375

Metal-Diversified - 8.4%

Glencore International PLC	1,123,381	6,078,346
Rio Tinto PLC	227,475	10,662,896
Vedanta Resources PLC	157,065	2,398,456

		19,139,698

Metal-Iron - 1.1%

Fortescue Metals Group, Ltd.	600,351	2,462,127

Oil & Gas Drilling - 1.1%

Patterson-UTI Energy, Inc.	103,700	2,472,208

Oil Companies-Exploration & Production - 22.8%

Anadarko Petroleum Corp.	89,600	7,835,520
Beach Energy, Ltd.	1,554,641	2,281,698
BG Group PLC	640,441	10,986,501
Canadian Natural Resources, Ltd.	112,400	3,597,198
Cobalt International Energy, Inc.†	100,200	2,825,640
Encana Corp.(TSE)	100,622	1,953,710
Encana Corp.(NYSE)	56,400	1,097,544
EOG Resources, Inc.	32,080	4,108,486
Oil Search, Ltd.	495,070	3,828,816
Ophir Energy PLC†	424,235	2,985,160
Pioneer Natural Resources Co.	38,560	4,791,080
Southwestern Energy Co.†	70,800	2,638,008
Whiting Petroleum Corp.†	56,600	2,877,544

		51,806,905

Oil Companies-Integrated - 23.5%

BP PLC ADR	159,340	6,748,049
Chevron Corp.	98,820	11,741,792
ConocoPhillips	42,500	2,554,250
Galp Energia SGPS SA	167,591	2,625,488
Imperial Oil, Ltd.	157,800	6,447,708
Petroleo Brasileiro SA ADR	207,880	3,444,572
Phillips 66	94,250	6,594,673
Repsol SA	158,734	3,225,428
Repsol SA ADR	62,900	1,282,531
Statoil ASA ADR	172,520	4,247,442
Suncor Energy, Inc.	150,672	4,506,687

		53,418,620

Oil Field Machinery & Equipment - 2.1%

Dril-Quip, Inc.†	28,900	2,519,213
National Oilwell Varco, Inc.	32,600	2,306,450

		4,825,663

Oil Refining & Marketing - 5.2%

Marathon Petroleum Corp.	58,960	5,282,816
Reliance Industries, Ltd. GDR (LSE)*	79,723	2,270,511
Reliance Industries, Ltd. GDR (OTC)*	19,870	565,898
Tesoro Corp.	63,300	3,706,215

		11,825,440

Oil-Field Services - 5.5%

Baker Hughes, Inc.	61,800	2,868,138
Halliburton Co.	106,000	4,283,460
Schlumberger, Ltd.	69,700	5,219,833

		12,371,431

Petrochemicals - 1.9%

Mitsui Chemicals, Inc.	2,017,000	4,390,369

Platinum - 0.8%

Anglo American Platinum, Ltd.†	44,425	1,838,880

Steel-Producers - 1.4%

ArcelorMittal	235,400	3,067,262

Transport-Marine - 0.9%

Tidewater, Inc.	39,400	1,989,700

Total Common Stock
(cost $217,238,048)		219,473,025

EQUITY CERTIFICATES - 0.7%
Diversified Minerals - 0.7%

Morgan Stanley - NMDC, Ltd.(1)(2) (cost $4,559,622)	687,833	1,730,787

Total Long-Term Investment Securities
(cost $221,797,670)		221,203,812

REPURCHASE AGREEMENTS - 1.3%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$460,000	460,000
Barclays Capital PLC Joint Repurchase Agreement(3)	776,000	776,000
BNP Paribas SA Joint Repurchase Agreement(3)	460,000	460,000
Deutsche Bank AG Joint Repurchase Agreement(3)	90,000	90,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	615,000	615,000

UBS Securities LLC Joint Repurchase Agreement(3)	520,000	520,000

Total Repurchase Agreements
(cost $2,921,000)		2,921,000

TOTAL INVESTMENTS
(cost $224,718,670) (4)	98.6%	224,124,812
Other assets less liabilities	1.4	3,071,630

NET ASSETS	100.0%	$227,196,442

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $2,836,409 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At March 31, 2013, the aggregate value of these securities was $1,730,787 representing 0.7% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley – NMDC, Ltd. Equity Certificates	03/23/2010	262,333	$1,735,910
	03/30/2010	255,300	1,689,856
	03/31/2010	170,200	1,133,856

		687,833	$4,559,622	$1,730,787	$2.52	0.7%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

NYSE - New York Stock Exchange

OTC - Over the Counter

TSE - Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Minerals	$11,946,717	$—	$—	$11,946,717
Metal-Diversified	19,139,698	—	—	19,139,698
Oil Companies - Exploration & Production	51,806,905	—	—	51,806,905
Oil Companies - Integrated	53,418,620	—	—	53,418,620
Oil Refining & Marketing	11,825,440	—	—	11,825,440
Oil-Field Services	12,371,431	—	—	12,371,431
Other Industries*	58,964,214	—	—	58,964,214
Equity Certificates	—	1,730,787	—	1,730,787
Repurchase Agreements	—	2,921,000	—	2,921,000

Total	$219,473,025	$4,651,787	$—	$224,124,812

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $66,376,648 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 64.3%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	6,400	$83,392

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	1,885	88,576
Microsoft Corp.	10,900	311,849

		400,425

Banks-Super Regional - 1.9%

PNC Financial Services Group, Inc.	4,405	292,932
Wells Fargo & Co.	3,310	122,437

		415,369

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	2,805	221,904

Brewery - 0.3%

Anheuser-Busch InBev NV ADR	600	59,730

Building-Heavy Construction - 0.1%

Chicago Bridge & Iron Co. NV	520	32,292

Building-Residential/Commercial - 0.6%

D.R. Horton, Inc.	5,355	130,127

Cable/Satellite TV - 0.4%

Comcast Corp., Class A	2,290	96,203

Casino Hotels - 0.6%

Las Vegas Sands Corp.	2,305	129,887

Coffee - 0.8%

Green Mountain Coffee Roasters, Inc.†	3,130	177,659

Computer Services - 0.7%

Accenture PLC, Class A	925	70,272
International Business Machines Corp.	425	90,653

		160,925

Computers - 1.4%

Apple, Inc.	725	320,907

Computers-Memory Devices - 1.2%

EMC Corp.†	11,490	274,496

Cosmetics & Toiletries - 1.4%

Procter & Gamble Co.	3,940	303,616

Distribution/Wholesale - 0.7%

WESCO International, Inc.†	2,190	159,016

Diversified Banking Institutions - 4.2%

Citigroup, Inc.	9,395	415,635
JPMorgan Chase & Co.	10,815	513,280

		928,915

Diversified Manufacturing Operations - 2.6%

Eaton Corp. PLC	4,620	282,975
General Electric Co.	12,935	299,057

		582,032

E-Commerce/Products - 1.0%

eBay, Inc.†	3,970	215,253

Electric-Integrated - 0.5%

NextEra Energy, Inc.	1,530	118,850

Enterprise Software/Service - 1.3%

Oracle Corp.	9,030	292,030

Financial Guarantee Insurance - 0.5%

Assured Guaranty, Ltd.	5,360	110,470

Gold Mining - 0.7%

Barrick Gold Corp.	5,180	152,292

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	1,585	101,012

Instruments-Controls - 0.3%

Honeywell International, Inc.	1,020	76,857

Insurance-Life/Health - 1.3%

Aflac, Inc.	5,075	264,002
Lincoln National Corp.	720	23,479

		287,481

Investment Management/Advisor Services - 2.6%

Ameriprise Financial, Inc.	2,035	149,878
BlackRock, Inc.	1,230	315,962
Waddell & Reed Financial, Inc., Class A	2,365	103,540

		569,380

Machinery-Farming - 1.4%

AGCO Corp.	3,690	192,323
Deere & Co.	1,245	107,045

		299,368

Machinery-Pumps - 0.4%

Flowserve Corp.	490	82,178

Medical Instruments - 0.5%

St. Jude Medical, Inc.	2,940	118,894

Medical Products - 0.8%

Covidien PLC	2,530	171,635

Medical-Biomedical/Gene - 1.9%

Amgen, Inc.	3,700	379,287
Gilead Sciences, Inc.†	1,000	48,930

		428,217

Medical-Drugs - 3.5%

AstraZeneca PLC ADR	1,865	93,213
Eli Lilly & Co.	3,880	220,345
Johnson & Johnson	1,895	154,499
Pfizer, Inc.	10,545	304,329

		772,386

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	4,195	166,458

Medical-HMO - 1.5%

Aetna, Inc.	2,000	102,240
Cigna Corp.	1,495	93,243
UnitedHealth Group, Inc.	2,200	125,862

		321,345

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	3,690	153,578
McKesson Corp.	800	86,368

		239,946

Multimedia - 0.3%

Walt Disney Co.	1,100	62,480

Networking Products - 1.8%

Cisco Systems, Inc.	19,325	404,086

Oil & Gas Drilling - 1.2%

Ensco PLC, Class A	4,535	272,100

Oil Companies-Exploration & Production - 1.8%

Anadarko Petroleum Corp.	2,770	242,237
Whiting Petroleum Corp.†	3,205	162,942

		405,179

Oil Companies-Integrated - 2.8%

BP PLC ADR	4,205	178,082
Chevron Corp.	3,800	451,516

		629,598

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	1,450	94,540

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	1,500	86,475

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	1,550	93,961

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	345	136,886

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.†	1,950	125,619

Retail-Building Products - 1.4%

Lowe’s Cos., Inc.	8,395	318,338

Retail-Discount - 1.5%

Dollar Tree, Inc.†	3,415	165,388
Wal-Mart Stores, Inc.	2,100	157,143

		322,531

Retail-Drug Store - 1.8%

CVS Caremark Corp.	4,140	227,659
Walgreen Co.	3,805	181,422

		409,081

Semiconductor Components-Integrated Circuits - 1.6%

Analog Devices, Inc.	2,425	112,738
QUALCOMM, Inc.	3,575	239,346

		352,084

Telephone-Integrated - 1.4%

AT&T, Inc.	8,725	320,120

Television - 0.8%

CBS Corp., Class B	3,635	169,718

Tobacco - 1.6%

Altria Group, Inc.	7,575	260,504
Philip Morris International, Inc.	1,000	92,710

		353,214

Toys - 0.3%

Mattel, Inc.	1,650	72,254

Transport-Services - 1.3%

FedEx Corp.	2,275	223,405
United Parcel Service, Inc., Class B	835	71,726

		295,131

Web Portals/ISP - 1.6%

Google, Inc., Class A†	450	357,313

Total Common Stock
(cost $12,348,598)		14,281,655

U.S. CORPORATE BONDS & NOTES - 5.2%
Agricultural Operations - 0.3%

Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	$53,000	58,440

Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	26,838	30,528
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	56,132
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	23,654	27,912

		114,572

Auto-Cars/Light Trucks - 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	38,710

Diversified Banking Institutions - 1.2%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	111,959
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	44,880
Morgan Stanley Notes 5.45% due 01/09/2017	100,000	111,933

		268,772

Diversified Financial Services - 0.2%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/2013	35,000	35,128

Electric-Integrated - 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	40,391
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,849

		52,240

Finance-Credit Card - 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,717

Insurance-Mutual - 0.4%
Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/2026*	75,000	95,513

Insurance-Property/Casualty - 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	50,000	72,750

Investment Management/Advisor Services - 0.1%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	15,000	18,015

Multimedia - 0.1%

News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	30,217

Real Estate Investment Trusts - 0.8%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,928
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	17,364
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	45,020
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,867
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	18,556
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	62,845

		183,580

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 6.45% due 06/15/2034	40,000	49,020
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	10,000	12,676
BellSouth Corp. Senior Notes 6.00% due 11/15/2034	5,000	5,564
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	20,000	23,642

		90,902

Transport-Services - 0.4%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	69,017	84,201

Total U.S. Corporate Bonds & Notes
(cost $986,707)		1,154,757

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Steel-Producers - 0.2%

ArcelorMittal Senior Notes 5.38% due 06/01/2013 (cost $39,898)	40,000	40,252

U.S. GOVERNMENT AGENCIES - 15.3%
Federal Home Loan Mtg. Corp. - 5.8%

4.00% due April TBA	300,000	318,844
4.50% due 02/01/2039	379,010	405,465
5.00% due 05/01/2038	60,085	64,928
5.00% due 11/01/2038	209,131	224,938
5.00% due 02/01/2039	59,365	63,852
5.50% due April TBA	200,000	216,586

		1,294,613

Federal National Mtg. Assoc. - 5.7%

4.50% due April TBA	900,000	969,610
5.00% due 03/01/2019	130,761	141,276
5.00% due 04/01/2019	29,259	31,849
6.00% due 06/01/2040	113,298	124,393

		1,267,128

Government National Mtg. Assoc. - 3.6%

5.00% due 11/15/2034	74,731	82,032
5.00% due 11/15/2035	82,720	90,387
5.50% due 04/15/2034	106,080	116,758
6.00% due April TBA	200,000	225,031
6.50% due 08/15/2023	597	685
6.50% due 09/15/2023	7,390	8,476
6.50% due 10/15/2023	578	662
6.50% due 11/15/2023	50,173	55,845
6.50% due 12/15/2023	70,493	78,196
6.50% due 09/15/2028	4,172	4,650
6.50% due 11/15/2028	14,041	16,466
6.50% due 10/15/2031	1,503	1,693
6.50% due 02/15/2035	45,310	54,479
7.00% due 01/15/2033	7,294	8,950
7.00% due 05/15/2033	43,795	53,595

		797,905

Sovereign Agency - 0.2%

Financing Corp. STRIPS
Series 12 zero coupon due 12/06/2013	25,000	24,890
Series 13 zero coupon due 12/27/2013	25,000	24,879

		49,769

Total U.S. Government Agencies
(cost $3,289,912)		3,409,415

U.S. GOVERNMENT TREASURIES - 13.5%
United States Treasury Bonds - 2.6%

2.75% due 11/15/2042	260,000	240,987
4.38% due 11/15/2039	40,000	50,125
4.63% due 02/15/2040	210,000	273,394

		564,506

United States Treasury Notes - 10.9%

0.25% due 09/30/2014	275,000	275,140
0.25% due 11/30/2014	120,000	120,047
1.25% due 10/31/2015	300,000	307,148
1.63% due 08/15/2022	580,000	572,523
1.63% due 11/15/2022	70,000	68,759
1.75% due 05/15/2022	55,000	55,159
2.00% due 02/15/2022	365,000	375,237
2.50% due 03/31/2015	100,000	104,477
3.88% due 05/15/2018	300,000	346,593
4.63% due 02/15/2017	175,000	202,426

		2,427,509

Total U.S. Government Treasuries
(cost $2,849,733)		2,992,015

MUNICIPAL BONDS & NOTES - 0.3%

Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/2013 (cost $64,871)	65,000	65,289

Total Long-Term Investment Securities
(cost $19,579,719)		21,943,383

REPURCHASE AGREEMENTS - 9.2%

Bank of America Securities LLC Joint Repurchase Agreement(1)	320,000	320,000
Barclays Capital PLC Joint Repurchase Agreement(1)	560,000	560,000
BNP Paribas SA Joint Repurchase Agreement(1)	320,000	320,000
Deutsche Bank AG Joint Repurchase Agreement(1)	60,000	60,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	430,000	430,000
UBS Securities LLC Joint Repurchase Agreement(1)	365,000	365,000

Total Repurchase Agreements
(cost $2,055,000)		2,055,000

TOTAL INVESTMENTS
(cost $21,634,719)(2)	108.0%	23,998,383
Liabilities in excess of other assets	(8.0)	(1,783,228)

NET ASSETS	100.0%	$22,215,155

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $153,953 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

STRIPS  - Separate trading of registered interest and principal of securities

TBA  - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
4	Short	S&P 500 E-Mini Index	June 2013	$309,463	$312,540	$(3,077)
3	Short	U.S. Treasury 5 Year Note	June 2013	371,898	372,164	(266)
1	Short	U.S. Treasury 10 Year Note	June 2013	131,609	131,984	(375)

						$(3,718)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,281,655	$—	$—	$14,281,655
U.S. Corporate Bonds & Notes	—	1,154,757	—	1,154,757
Foreign Corporate Bonds & Notes	—	40,252	—	40,252
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,294,613	—	1,294,613
Federal National Mtg. Assoc.	—	1,267,128	—	1,267,128
Other U.S. Government Agencies*	—	847,674	—	847,674
U.S. Government Treasuries:
United States Treasury Bonds	—	564,506	—	564,506
United States Treasury Notes	—	2,427,509	—	2,427,509
Municipal Bonds & Notes	—	65,289	—	65,289
Repurchase Agreements	—	2,055,000	—	2,055,000

Total	$14,281,655	$9,716,728	$—	$23,998,383

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$3,718	$—	$—	$3,718

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount**	Value (Note 1)
COMMON STOCK - 67.1%
Aerospace/Defense - 1.0%

Rolls-Royce Holdings PLC	12,944	$222,246

Airlines - 0.4%

Delta Air Lines, Inc.†	5,130	84,696

Apparel Manufacturers - 0.6%

VF Corp.	830	139,232

Applications Software - 0.4%

ServiceNow, Inc.†	2,200	79,640

Audio/Video Products - 0.2%

Skyworth Digital Holdings, Ltd.	78,000	52,749

Auto-Cars/Light Trucks - 1.3%

Ford Motor Co.	16,270	213,951
Renault SA	1,042	65,289

		279,240

Auto/Truck Parts & Equipment-Original - 1.1%

Aisin Seiki Co., Ltd.	3,800	139,201
TRW Automotive Holdings Corp.†	1,820	100,100

		239,301

Banks-Commercial - 0.8%

Banco Bilbao Vizcaya Argentaria SA	2,914	25,265
Intesa Sanpaolo SpA	58,073	85,022
Shizuoka Bank, Ltd. ADR	6,000	67,530

		177,817

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	2,200	105,028

Beverages-Wine/Spirits - 1.6%

Diageo PLC	5,389	169,908
Pernod-Ricard SA	1,095	136,462
United Spirits, Ltd. GDR	2,235	39,068

		345,438

Brewery - 1.6%

Anheuser-Busch InBev NV ADR	3,555	352,068

Building Products-Cement - 0.3%

Cemex Latam Holdings SA	8,367	62,901

Building-Residential/Commercial - 0.3%

D.R. Horton, Inc.	3,000	72,900

Chemicals-Specialty - 0.4%

Brenntag AG	552	86,193

Commercial Services-Finance - 0.7%

Mastercard, Inc., Class A	275	148,811

Communications Software - 0.2%

SolarWinds, Inc.†	700	41,370

Computer Services - 0.7%

Accenture PLC, Class A	1,900	144,343

Computers - 0.6%

Lenovo Group, Ltd.	122,000	121,007

Consulting Services - 0.3%

Bureau Veritas SA	441	54,897

Containers-Metal/Glass - 0.6%

Rexam PLC	16,841	134,982

Cosmetics & Toiletries - 0.7%

Estee Lauder Cos., Inc., Class A	2,400	153,672

Cruise Lines - 0.5%

Carnival Corp.	2,840	97,412

Disposable Medical Products - 0.1%

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	18,137

Distribution/Wholesale - 0.5%

LKQ Corp.†	4,860	105,754

Diversified Banking Institutions - 3.2%

Bank of America Corp.	11,930	145,308
BNP Paribas SA	2,183	112,056
Credit Suisse Group AG	4,312	113,184
Lloyds Banking Group PLC†	179,248	132,611
Mitsubishi UFJ Financial Group, Inc.	31,000	183,670

		686,829

Diversified Financial Services - 0.6%

Julius Baer Group, Ltd.	3,421	133,055

Diversified Manufacturing Operations - 0.9%

Illinois Tool Works, Inc.	3,050	185,867

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	775	206,530

E-Commerce/Services - 0.6%

Expedia, Inc.	2,000	120,020
Zillow, Inc., Class A†	300	16,401

		136,421

Electric Products-Misc. - 0.9%

AMETEK, Inc.	4,580	198,589

Electronic Components-Misc. - 0.9%

Toshiba Corp.	38,000	190,444

Electronic Measurement Instruments - 0.4%

Trimble Navigation, Ltd.†	3,080	92,277

Electronic Parts Distribution - 0.5%

Rexel SA	5,404	117,948

Finance-Investment Banker/Broker - 0.6%

Nomura Holdings, Inc.	19,300	118,243

Finance-Other Services - 1.0%

Alior Bank SA†	1,645	35,081
IntercontinentalExchange, Inc.†	1,050	171,223

		206,304

Gas-Distribution - 1.0%

National Grid PLC	17,857	207,566

Gas-Transportation - 0.9%

Snam SpA	44,545	203,071

Industrial Automated/Robotic - 0.5%

FANUC Corp.	710	109,237

Industrial Gases - 1.4%

Air Liquide SA	2,556	310,574

Instruments-Controls - 1.2%

Honeywell International, Inc.	3,330	250,915

Insurance-Life/Health - 0.7%

China Pacific Insurance Group Co., Ltd. Class H	48,400	159,292

Insurance-Multi-line - 2.3%

AXA SA	14,509	249,433
Direct Line Insurance Group PLC	24,418	75,614
XL Group PLC	5,630	170,589

		495,636

Insurance-Property/Casualty - 0.5%

Tokio Marine Holdings, Inc.	3,600	101,295

Internet Application Software - 0.3%

Splunk, Inc.†	1,720	68,852

Internet Content-Entertainment - 0.4%

Pandora Media, Inc.†	6,100	86,376

Internet Content-Information/News - 0.5%

LinkedIn Corp., Class A†	610	107,397

Investment Management/Advisor Services - 2.1%

Ameriprise Financial, Inc.	3,250	239,362
BlackRock, Inc.	150	38,532
Invesco, Ltd.	4,700	136,112
Virtus Investment Partners, Inc.†	200	37,256

		451,262

Machinery-General Industrial - 0.2%

Kone Oyj, Class B	427	33,443

Medical-Biomedical/Gene - 2.1%

Arena Pharmaceuticals, Inc.†	10,540	86,533
Gilead Sciences, Inc.†	4,780	233,886
Regeneron Pharmaceuticals, Inc.†	760	134,064

		454,483

Medical-Drugs - 4.8%

Alkermes PLC†	8,581	203,455
Bristol-Myers Squibb Co.	6,230	256,614
Eli Lilly & Co.	3,800	215,802
Merck & Co., Inc.	3,960	175,151
Zoetis, Inc.†	5,300	177,020

		1,028,042

Medical-Wholesale Drug Distribution - 1.2%

McKesson Corp.	2,080	224,557
Sinopharm Group Co., Ltd., Class H	8,000	25,762

		250,319

Metal Processors & Fabrication - 0.7%

Assa Abloy AB, Class B	3,945	160,896

Multimedia - 0.9%

Time Warner, Inc.	3,450	198,789

Networking Products - 1.4%

Cisco Systems, Inc.	14,200	296,922

Oil Companies-Exploration & Production - 3.0%

Anadarko Petroleum Corp.	3,290	287,710
BG Group PLC	10,522	180,501
Pioneer Natural Resources Co.	1,400	173,950

		642,161

Oil Companies-Integrated - 0.4%

Phillips 66	1,200	83,964

Oil-Field Services - 0.7%

Halliburton Co.	3,900	157,599

Paper & Related Products - 0.6%

International Paper Co.	2,640	122,971

Public Thoroughfares - 0.5%

Transurban Group	16,621	110,379

Real Estate Investment Trusts - 2.0%

Fibra Uno Administracion SA de CV	19,100	63,207
Macquarie Mexico Real Estate Management SA de CV*†	11,400	25,459
Unibail-Rodamco SE	950	221,292
Westfield Group	11,363	128,331

		438,289

Real Estate Management/Services - 0.3%

Deutsche Wohnen AG	3,222	58,572

Real Estate Operations & Development - 0.8%

Sun Hung Kai Properties, Ltd.	12,014	161,565

Rental Auto/Equipment - 0.7%

Hertz Global Holdings, Inc.†	6,750	150,255

Retail-Automobile - 0.5%

CarMax, Inc.†	2,500	104,250

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	3,400	75,310

Retail-Convenience Store - 0.9%

FamilyMart Co., Ltd.	4,040	186,600

Retail-Restaurants - 2.0%

Tim Hortons, Inc.	4,220	228,934
Yum! Brands, Inc.	2,850	205,029

		433,963

Semiconductor Components-Integrated Circuits - 1.0%

Maxim Integrated Products, Inc.	6,300	205,695

Telephone-Integrated - 1.3%

Softbank Corp.	2,800	129,030
Telefonica SA	10,543	141,784

		270,814

Television - 0.3%

Mediaset SpA	26,919	54,975

Therapeutics - 0.4%

Onyx Pharmaceuticals, Inc.†	910	80,863

Transport-Rail - 0.9%

Canadian National Railway Co.	1,950	195,632

Web Portals/ISP - 0.6%

Yahoo!, Inc.†	5,400	127,062

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	2,400	153,672

Total Common Stock
(cost $12,649,926)		14,381,299

ASSET BACKED SECURITIES - 0.0%
Diversified Financial Services - 0.0%

Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/2038(1) (cost $818)	$822	822

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Banks-Special Purpose - 0.5%

Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/2013 (cost $104,957)	EUR	75,000	98,313

FOREIGN GOVERNMENT AGENCIES - 26.6%
Sovereign - 26.6%

Federal Republic of Germany Notes 0.50% due 10/13/2017	EUR	35,000	45,411
Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	25,000	33,668
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	6,810
Government of Australia Senior Notes 4.75% due 04/21/2027	AUD	10,000	11,496
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	200,000	212,015
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	207,338
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	208,540
Government of Canada Bonds 1.50% due 11/01/2013	CAD	35,000	34,487
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	49,657
Government of Canada Bonds 1.50% due 03/01/2017	CAD	155,000	153,800
Government of Canada Bonds 2.25% due 08/01/2014	CAD	120,000	119,843
Government of Canada Bonds 2.75% due 06/01/2022	CAD	60,000	63,851
Government of Canada Bonds 4.00% due 06/01/2041	CAD	5,000	6,394
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	127,403
Government of France Bonds 4.50% due 04/25/2041	EUR	10,000	16,045
Government of France Bonds 5.00% due 10/25/2016	EUR	20,000	29,702
Government of Japan Senior Notes 0.20% due 12/20/2017	JPY	2,500,000	26,628
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	11,050,000	119,086
Government of Japan Senior Notes 0.70% due 12/20/2013	JPY	7,300,000	77,870
Government of Japan Senior Notes 0.80% due 12/20/2022	JPY	1,250,000	13,582
Government of Japan Senior Notes 1.10% due 03/20/2021	JPY	4,500,000	50,317
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	3,400,000	38,014
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	87,166
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	4,150,000	51,113
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	20,000	29,557
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	155,000	30,848
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	108,513
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	118,973
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	515,000	141,791
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	10,000	16,479
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	93,075
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	114,252
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	159,257
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	151,155
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	13,193
Kingdom of Spain Bonds 4.90% due 07/30/2040	EUR	10,000	11,520
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	10,000	13,596

Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,399
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	295,000	52,035
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	110,000	19,971
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	120,519
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,150,000	219,520
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	525,000	85,499
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	22,539
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	46,743
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	39,014
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	26,186
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	26,468
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	25,000	31,173
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	100,000	31,175
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	68,242
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	450,000	157,953
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	159,772
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	10,000	8,028
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	315,000	289,411
Republic of Singapore Senior Notes 3.63% due 07/01/2014	SGD	345,000	289,983
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	990,000	86,998
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	1,745,000	205,809
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	137,005
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	720,000	92,062
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*		100,000	103,254
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,913,500	286,651
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	270,591

Total Foreign Government Agencies (cost $5,445,132)			5,693,445

FOREIGN GOVERNMENT TREASURIES - 2.0%
Sovereign - 2.0%

United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	25,000	38,592
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	25,000	37,955
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	60,000	95,504
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	5,000	8,463
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/2022	GBP	10,000	18,214
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	40,000	75,091
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	18,000	33,883
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	59,144
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	69,652

Total Foreign Government Treasuries (cost $405,989)		436,498

U.S. GOVERNMENT TREASURIES - 0.6%
United States Treasury Bonds - 0.2%

4.25% due 05/15/2039	25,000	30,723
4.50% due 05/15/2038	20,000	25,475

		56,198

United States Treasury Notes - 0.4%

0.88% due 12/31/2016	25,000	25,338
2.00% due 02/15/2023	55,000	55,696

		81,034

Total U.S. Government Treasuries (cost $128,920)		137,232

Total Long-Term Investment Securities (cost $18,735,742)		20,747,609

REPURCHASE AGREEMENTS - 3.2%

Bank of America Securities LLC Joint Repurchase Agreement(2)	105,000	105,000
Barclays Capital PLC Joint Repurchase Agreement(2)	186,000	186,000
BNP Paribas SA Joint Repurchase Agreement(2)	105,000	105,000
Deutsche Bank AG Joint Repurchase Agreement(2)	20,000	20,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	140,000	140,000
UBS Securities LLC Joint Repurchase Agreement(2)	120,000	120,000

Total Repurchase Agreements
(cost $676,000)		676,000

TOTAL INVESTMENTS
(cost $19,411,742) (3)	100.0%	21,423,609
Liabilities in excess of other assets	0.0	(5,575)

NET ASSETS	100.0%	$21,418,034

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $167,731 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
1	Short	Euro Bund	June 2013	$142,696	$145,490	$(2,794)
3	Long	S&P 500 E-Mini Index	June 2013	230,662	234,405	3,743
1	Short	U.S. Treasury 5 Year Note	June 2013	124,086	124,055	31

						$980

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	51,000	USD	50,141	04/30/2013	$—	$(33)
	DKK	2,293,000	USD	398,582	04/30/2013	4,202	—
	EUR	7,000	USD	9,066	04/30/2013	92	—
	USD	6,369	INR	350,000	04/30/2013	34	—
	USD	47,783	INR	2,640,000	06/19/2013	24	—

						4,352	(33)

Barclays Bank PLC	CAD	520,000	USD	507,535	04/30/2013	—	(4,035)
	DKK	70,000	USD	12,062	04/30/2013	22	—
	EUR	130,000	USD	170,390	04/19/2013	3,732	—
	KRW	30,846,000	USD	27,657	04/30/2013	—	(23)
	MXN	180,000	USD	14,547	04/30/2013	13	—
	SEK	2,440,000	USD	383,537	06/19/2013	9,714	—
	USD	101,308	CNY	635,000	04/19/2013	774	—
	USD	24,763	JPY	2,364,000	06/19/2013	363	—

						14,618	(4,058)

BNP Paribas SA	EUR	3,000	USD	3,888	04/30/2013	42	—
	USD	160,274	SGD	200,000	06/19/2013	1,002	—

						1,044	—

Citibank N.A.	EUR	24,000	USD	30,739	04/30/2013	—	(30)
	GBP	14,000	USD	21,224	04/30/2013	—	(46)
	JPY	1,200,000	USD	12,520	04/30/2013	—	(230)
	SEK	130,000	USD	20,156	04/30/2013	219	—
	USD	19,432	EUR	15,000	04/30/2013	—	(201)
	USD	25,263	SEK	164,000	04/30/2013	—	(112)

						219	(619)

Credit Suisse London Branch	GBP	16,000	USD	24,272	04/30/2013	—	(36)
	HKD	753,000	USD	97,093	06/19/2013	53	—

						53	(36)

Deutsche Bank AG London	CNY	650,000	USD	103,792	05/14/2013	—	(553)
	EUR	5,000	USD	6,391	04/30/2013	—	(19)
	GBP	5,000	USD	7,582	04/30/2013	—	(15)
	SEK	1,848,000	USD	284,992	04/30/2013	1,574	—
	USD	8,984	EUR	7,000	04/30/2013	—	(9)
	USD	6,443	MXN	80,000	04/30/2013	17	—
	USD	108,722	SEK	705,000	04/30/2013	—	(601)
	USD	198,467	CNY	1,275,000	05/14/2013	6,210	—

						7,801	(1,197)

Goldman Sachs International	CAD	8,000	USD	7,787	04/30/2013	—	(83)
	EUR	3,000	USD	3,859	04/30/2013	13	—
	GBP	5,000	USD	7,577	04/30/2013	—	(19)
	USD	3,231	SEK	21,000	04/30/2013	—	(11)
	USD	63,943	MYR	200,000	06/19/2013	306	—
	ZAR	4,892,000	USD	522,951	04/30/2013	—	(7,122)

						319	(7,235)

HSBC Bank USA N.A.	GBP	110,000	USD	166,969	06/19/2013	—	(104)
	JPY	11,036,000	USD	117,399	04/30/2013	142	—
	JPY	2,364,000	USD	25,155	06/19/2013	28	—
	USD	83,480	EUR	65,000	04/19/2013	—	(151)
	USD	192,713	EUR	150,000	06/19/2013	—	(328)

						170	(583)

JPMorgan Chase Bank	AUD	15,000	USD	15,629	04/30/2013	43	—
	CNY	625,000	USD	100,160	05/14/2013	—	(172)
	CNY	1,150,000	USD	183,121	06/19/2013	—	(1,135)
	CNY	623,000	USD	100,464	10/15/2013	1,202	—
	CNY	625,000	USD	101,604	04/23/2014	2,834	—
	EUR	90,000	USD	117,651	04/19/2013	2,272	—
	EUR	416,000	USD	537,836	04/30/2013	4,492	—
	EUR	810,000	USD	1,050,157	06/19/2013	11,283	—
	ILS	850,000	USD	231,028	04/30/2013	—	(2,406)
	JPY	2,100,000	USD	22,272	04/30/2013	—	(40)
	SEK	1,848,000	USD	284,855	04/30/2013	1,438	—
	USD	46,293	EUR	36,000	04/30/2013	—	(138)
	USD	12,635	JPY	1,200,000	04/30/2013	115	—
	USD	12,038	NOK	70,000	04/30/2013	—	(66)
	USD	108,671	SEK	705,000	04/30/2013	—	(549)
	USD	261,560	ILS	965,000	06/19/2013	3,013	—
	USD	3,982	MXN	50,000	06/19/2013	36	—
	USD	47,633	RUB	1,486,000	06/19/2013	—	(460)
	USD	191,767	TWD	5,679,000	06/19/2013	—	(1,544)
	USD	111,299	ZAR	1,035,000	06/19/2013	93	—
	USD	98,889	CNY	623,000	10/15/2013	373	—
	USD	103,220	CNY	625,000	04/23/2014	—	(4,450)

						27,194	(10,960)

Morgan Stanley and Co.	NOK	3,134,000	USD	535,394	04/30/2013	—	(611)
	USD	6,386	EUR	5,000	04/30/2013	25	—
	USD	90,371	NOK	529,000	04/30/2013	103	—

						128	(611)

National Australia Bank, Ltd.	EUR	3,000	USD	3,888	04/30/2013	42	—
	JPY	42,935,000	USD	449,346	04/30/2013	—	(6,837)
	USD	43,035	JPY	4,112,000	04/30/2013	655	—

						697	(6,837)

Royal Bank of Canada	MXN	6,809,000	USD	547,655	04/30/2013	—	(2,149)
	USD	16,630	GBP	11,000	04/30/2013	82	—
	USD	10,858	MXN	135,000	04/30/2013	43	—

						125	(2,149)

State Street Bank and Trust Company	NOK	15,000	USD	2,581	04/30/2013	16	—
	PLN	1,419,000	USD	439,099	04/30/2013	4,302	—
	SGD	744,000	USD	594,392	04/30/2013	—	(5,480)

						4,318	(5,480)

UBS AG	BRL	84,000	USD	41,814	04/02/2013	245	—
	CAD	7,000	USD	6,813	04/30/2013	—	(74)
	GBP	135,000	USD	216,982	04/19/2013	11,874	—
	GBP	5,000	USD	7,578	04/30/2013	—	(18)
	USD	42,505	BRL	84,000	04/02/2013	—	(936)
	USD	109,017	CHF	100,000	04/19/2013	—	(3,656)
	USD	204,560	EUR	155,000	04/19/2013	—	(5,852)
	USD	139,619	SEK	910,000	04/19/2013	—	(24)
	USD	6,417	EUR	5,000	04/30/2013	—	(6)
	USD	41,671	BRL	84,000	05/03/2013	—	(247)
	USD	178,997	BRL	355,000	06/19/2013	—	(4,923)
	USD	157,250	CAD	162,000	06/19/2013	1,944	—
	USD	29,519	CHF	28,000	06/19/2013	6	—

						14,069	(15,736)

Westpac Banking Corp.	AUD	631,000	USD	652,422	04/30/2013	—	(3,220)
	GBP	280,000	USD	423,480	04/30/2013	—	(1,903)
	USD	156,542	AUD	153,000	06/19/2013	1,836	—
	USD	455,744	GBP	305,000	06/19/2013	7,503	—
	USD	263,301	KRW	292,930,000	06/19/2013	—	(1,107)

						9,339	(6,230)

Net Unrealized Appreciation/(Depreciation)						$84,446	$(61,764)

AUD – Australian Dollar	GBP - British Pound Sterling	NOK - Norwegian Krone
BRL - Brazilian Real	HKD - Hong Kong Dollar	PLN - Polish Zloty
CAD - Canadian Dollar	ILS - Israeli Shekel	RUB - Russian Ruble
CHF - Swiss Franc	INR - Indian Rupee	SEK - Swedish Krona
CNY - Yuan (Chinese) Renminbi	JPY - Japanese Yen	SGD - Singapore Dollar
DKK - Danish Krone	KRW - South Korean Won	TWD - Taiwan Dollar
EUR - Euro	MXN - Mexican Peso	USD - United States Dollar
	MYR - Malaysian Ringgit	ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,381,299	$—	$—	$14,381,299
Asset Backed Securities	—	822	—	822
Foreign Corporate Bonds & Notes	—	98,313	—	98,313
Foreign Government Agencies	—	5,693,445	—	5,693,445
Foreign Government Treasuries	—	436,498	—	436,498
U.S. Government Treasuries	—	137,232	—	137,232
Repurchase Agreements	—	676,000	—	676,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	3,774	—	—	3,774
Open Forward Foreign Currency Contracts - Appreciation	—	84,446	—	84,446

Total	$14,385,073	$7,126,756	$—	$21,511,829

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	2,794	—	—	2,794
Open Forward Foreign Currency Contracts - Depreciation	—	61,764	—	61,764

Total	$2,794	$61,764	$—	$64,558

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $3,716,433 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

On March 29, 2013, the NYSE was closed for Good Friday, however, certain foreign markets were open. As a result, the Portfolios’ priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 28, 2013, the last day in the reporting period that the Portfolios were open.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.40%	$19,035,000
Growth and Income	0.43	325,000
Growth	3.06	2,295,000
Capital Appreciation	8.39	6,285,000
Natural Resources	0.61	460,000
Multi-Asset	0.43	320,000
Strategic Multi-Asset	0.14	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,083, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	12/15/2014	$58,893,000	$60,110,850
U.S. Treasury Notes	1.38	11/30/2015	16,107,000	16,502,508

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.35%	$31,750,000
Growth and Income	0.45	562,000
Growth	3.07	3,850,000
Capital Appreciation	8.37	10,488,000
Natural Resources	0.62	776,000
Multi-Asset	0.45	560,000
Strategic Multi-Asset	0.15	186,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $125,247,000, a repurchase price of $125,249,087, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	08/31/2017	$125,000,000	$127,507,947

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.40%	$19,035,000
Growth and Income	0.43	325,000
Growth	3.06	2,295,000
Capital Appreciation	8.39	6,285,000
Natural Resources	0.61	460,000
Multi-Asset	0.43	320,000
Strategic Multi-Asset	0.14	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,249, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	10/31/2015	$75,000,000	$76,534,217

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.47%	$3,805,000
Growth and Income	0.44	65,000
Growth	3.05	455,000
Capital Appreciation	8.40	1,255,000
Natural Resources	0.60	90,000
Multi-Asset	0.40	60,000
Strategic Multi-Asset	0.13	20,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $14,940,000, a repurchase price of $14,940,232, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	02/28/2015	$15,000,000	$15,301,360

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.39%	$25,385,000
Growth and Income	0.44	435,000
Growth	3.07	3,065,000
Capital Appreciation	8.38	8,380,000
Natural Resources	0.62	615,000
Multi-Asset	0.43	430,000
Strategic Multi-Asset	0.14	140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $99,965,000, a repurchase price of $99,966,666, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	08/15/2014	$100,000,000	$101,997,080

As of March 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.40%	$21,555,000
Growth and Income	0.44	370,000
Growth	3.06	2,600,000
Capital Appreciation	8.38	7,115,000
Natural Resources	0.61	520,000
Multi-Asset	0.43	365,000
Strategic Multi-Asset	0.14	120,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $84,875,000, a repurchase price of $84,876,320, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	12/15/2015	$84,917,000	$86,917,343

Note 3. Derivative Instruments

The following tables represent the value of derivatives held as of March 31, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2013, please refer to the Portfolio of Investments.

Capital Appreciation
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Call and put options purchased, at value	$—	$—

(1)	The Fund’s derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $21,167.

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$1,305

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $712,117.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,718) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$885	$—
Interest rate contracts
Futures contracts (variation margin)(3)(5)	140	—
Foreign exchange contracts(4)	84,446	61,764

	$85,471	$61,764

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $87,364
(3)	The average value outstanding for interest rate futures contracts was $377,552
(4)	The average notional amount outstanding for forward foreign currency contracts was $14,249,271.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $980 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended March 31, 2013, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and enhance total return. As of March 31, 2013, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended March 31, 2013, the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio used futures contracts to increase or decrease exposure to equity or bond markets and to manage duration and yield curve positioning. As of March 31, 2013, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended March 31, 2013, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in the value of the Portfolio’s securities. As of March 31, 2013, none of the Portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ending March 31, 2013, none of the Portfolios had transactions in options written.

Note 4. Federal Income Taxes

As of March 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$49,075,795	$(1,338,063)	$47,737,732	$1,376,638,588
Asset Allocation	36,669,425	(2,803,336)	33,866,089	192,923,356
Growth and Income	4,834,780	(543,811)	4,290,969	48,318,408
Growth	50,519,726	(3,515,767)	47,003,959	386,356,583
Capital Appreciation	196,822,552	(10,929,900)	185,892,652	922,728,798
Natural Resources	19,586,869	(24,154,163)	(4,567,294)	228,692,106
Multi-Asset	2,221,692	(107,523)	2,114,169	21,884,214
Strategic Multi-Asset	2,099,503	(320,850)	1,778,653	19,644,956

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 30, 2013

BY:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	May 30, 2013